UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06102
MFS SERIES TRUST VI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Utilities Fund

Class A-MMUFX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$52	0.99%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUA-SEM

MFS® Utilities Fund

Class B-MMUBX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$90	1.74%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUB-SEM

MFS® Utilities Fund

Class C-MMUCX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$90	1.74%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUC-SEM

MFS® Utilities Fund

Class I-MMUIX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUI-SEM

MFS® Utilities Fund

Class R1-MMUGX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$90	1.74%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR1-SEM

MFS® Utilities Fund
Class R2-MURRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$64	1.24%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR2-SEM

MFS® Utilities Fund
Class R3-MMUHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$52	0.99%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR3-SEM

MFS® Utilities Fund
Class R4-MMUJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR4-SEM

MFS® Utilities Fund
Class R6-MMUKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.65%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR6-SEM

MFS® Global Equity Fund

Class A-MWEFX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$58	1.16%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEA-SEM

MFS® Global Equity Fund

Class B-MWEBX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$95	1.91%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEB-SEM

MFS® Global Equity Fund

Class C-MWECX

Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$95	1.91%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEC-SEM

MFS® Global Equity Fund
Class I-MWEIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.91%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEI-SEM

MFS® Global Equity Fund
Class R1-MWEGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$95	1.91%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER1-SEM

MFS® Global Equity Fund
Class R2-MEQRX
Semiannual Shareholder Report

This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.

FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.41%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)

Portfolio structure
Equities	99.0%
Money Market Funds	1.0%

Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER2-SEM

MFS® Global Equity Fund
Class R3-MWEHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$58	1.16%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER3-SEM

MFS® Global Equity Fund
Class R4-MWELX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.91%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER4-SEM

MFS® Global Equity Fund
Class R6-MWEMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$41	0.82%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER6-SEM

MFS® Global Total
Return Fund
Class A-MFWTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$56	1.09%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTA-SEM

MFS® Global Total
Return Fund
Class B-MFWBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$95	1.84%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTB-SEM

MFS® Global Total
Return Fund
Class C-MFWCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$95	1.84%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTC-SEM

MFS® Global Total
Return Fund
Class I-MFWIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$43	0.84%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTI-SEM

MFS® Global Total
Return Fund
Class R1-MFWGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$95	1.84%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR1-SEM

MFS® Global Total
Return Fund
Class R2-MGBRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$69	1.34%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR2-SEM

MFS® Global Total
Return Fund
Class R3-MFWHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$56	1.09%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR3-SEM

MFS® Global Total
Return Fund
Class R4-MFWJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$43	0.84%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR4-SEM

MFS® Global Total
Return Fund
Class R6-MFWLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$39	0.76%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Fund
Portfolio of Investments − 4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.9%
Melrose Industries PLC	2,914,094	$19,354,030
MTU Aero Engines Holding AG	28,241	9,714,503
Rolls-Royce Holdings PLC	867,881	14,156,463
		$43,224,996
Alcoholic Beverages – 3.9%
Carlsberg Group	66,123	$8,953,967
Davide Campari-Milano N.V. (l)	2,049,135	15,151,294
Diageo PLC	666,612	13,400,463
Pernod Ricard S.A.	283,187	20,885,655
		$58,391,379
Apparel, Footwear, & Accessories – 2.9%
Burberry Group PLC (a)	485,721	$7,680,420
Compagnie Financiere Richemont S.A.	83,316	15,900,519
LVMH Moet Hennessy Louis Vuitton SE	37,718	19,982,453
		$43,563,392
Auto & Auto Components – 0.6%
Aptiv PLC (a)	146,737	$8,842,372
Brokerage & Asset Managers – 3.0%
Charles Schwab Corp.	410,659	$37,632,791
Julius Baer Group Ltd.	86,505	7,158,941
		$44,791,732
Business Services – 4.6%
Accenture PLC, “A”	89,347	$15,967,202
Equifax, Inc.	28,680	4,988,599
Experian PLC	483,469	17,652,141
Intertek Group PLC	145,259	9,437,545
TransUnion	295,834	21,004,214
		$69,049,701
Chemicals – 5.1%
Air Liquide S.A.	56,786	$12,223,724
Air Products & Chemicals, Inc.	42,000	12,602,100
FUJIFILM Holdings Corp.	423,100	7,838,826
Linde PLC	47,239	23,673,352
Symrise AG	229,535	20,289,861
		$76,627,863
Conglomerates – 1.6%
Honeywell International, Inc.	115,175	$24,685,458
LGEFS-SEM

MFS Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.9%
CRH PLC	130,953	$15,507,454
James Hardie Industries PLC (a)	652,348	13,692,785
		$29,200,239
Consumer Products – 2.1%
Haleon PLC	3,414,552	$15,752,349
International Flavors & Fragrances, Inc.	215,324	15,115,745
		$30,868,094
Diversified Financial Services – 5.3%
Deutsche Boerse AG	44,335	$13,612,035
London Stock Exchange Group PLC	133,739	17,379,601
Visa, Inc., “A”	149,911	49,446,644
		$80,438,280
Electrical Equipment – 5.3%
Amphenol Corp., “A”	116,138	$17,103,643
Legrand S.A.	130,973	23,454,773
Schneider Electric SE	119,070	37,535,912
Versigent PLC (a)	49,433	1,728,672
		$79,823,000
Energy - Independent – 0.5%
TotalEnergies SE	88,172	$8,205,172
Food & Drug Stores – 0.9%
Seven & I Holdings Co. Ltd.	1,134,600	$13,559,686
Global Systemically Important Banks – 3.4%
BNP Paribas S.A.	152,978	$16,100,163
Goldman Sachs Group, Inc.	7,236	6,684,400
UBS Group AG	650,270	28,972,410
		$51,756,973
Hardware, Peripherals, & Assembly – 3.7%
Amadeus IT Group S.A.	341,548	$19,642,033
Arista Networks, Inc. (a)	132,242	22,839,516
Samsung Electronics Co. Ltd.	86,061	13,056,519
		$55,538,068
Insurance – 3.5%
Aon PLC	47,719	$14,871,626
Beazley PLC	284,092	4,932,738
Willis Towers Watson PLC	129,304	33,127,685
		$52,932,049
Interactive Media Services – 4.5%
Alphabet, Inc., “A”	174,249	$67,051,015
Machinery & Tools – 1.0%
Carrier Global Corp.	219,230	$14,725,679

MFS Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 10.1%
Abbott Laboratories	118,265	$10,737,279
Becton, Dickinson and Co.	174,911	26,068,735
Cooper Companies, Inc. (a)	240,820	15,147,578
Medtronic PLC	382,762	30,992,239
STERIS PLC	67,895	14,725,068
Thermo Fisher Scientific, Inc.	63,410	30,370,854
Waters Corp. (a)	76,560	23,674,649
		$151,716,402
Natural Gas - Pipeline – 0.9%
DT Midstream, Inc.	86,503	$12,801,579
Non-Global Systemically Important Banks – 3.1%
American Express Co.	65,783	$21,251,198
Erste Group Bank AG	78,988	8,825,169
Grupo Financiero Banorte S.A. de C.V.	448,159	4,866,291
National Bank of Greece S.A.	776,196	12,354,501
		$47,297,159
Pharmaceuticals & Biotechnology – 3.0%
Gilead Sciences, Inc.	93,790	$12,271,484
Merck KGaA	157,026	20,281,507
Roche Holding AG	32,563	13,332,075
		$45,885,066
Retail & E-commerce – 4.5%
Amazon.com, Inc. (a)	255,357	$67,684,926
Semiconductor & Electronic Components – 8.6%
Broadcom, Inc.	109,217	$45,590,452
Hoya Corp.	53,800	10,072,043
Microchip Technology, Inc.	89,847	8,347,685
NVIDIA Corp.	226,348	45,172,271
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,522	20,801,863
		$129,984,314
Software – 7.1%
Check Point Software Technologies Ltd. (a)	94,339	$10,610,308
Dassault Systemes SE	598,613	13,508,205
Microsoft Corp.	166,054	67,713,500
Sage Group PLC	1,310,587	15,706,770
		$107,538,783
Telecom - Infrastructure – 1.0%
Cellnex Telecom S.A.	431,607	$14,519,598
Transportation & Logistics – 2.8%
Canadian Pacific Kansas City Ltd.	274,408	$23,862,520
Union Pacific Corp.	69,140	18,631,847
		$42,494,367

MFS Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 1.4%
Aena SME S.A.	416,302	$11,370,806
Marriott International, Inc., “A”	13,757	4,975,769
Whitbread PLC	140,749	4,296,467
		$20,643,042
Total Common Stocks (Identified Cost, $918,475,892)		$1,493,840,384
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $3,563,981)	3,563,625	$3,563,981
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j) (Identified Cost, $12,315,146)	12,315,146	$12,315,146
Other Assets, Less Liabilities – (0.3)%		(4,307,092)
Net Assets – 100.0%		$1,505,412,419

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,563,981 and
$1,506,155,530, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements

MFS Global Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $11,975,110 of securities on loan (identified cost, $930,791,038)	$1,506,155,530
Investments in affiliated issuers, at value (identified cost, $3,563,981)	3,563,981
Foreign currency, at value (identified cost, $333,686)	333,695
Receivables for
Investments sold	7,786,814
Fund shares sold	339,345
Interest and dividends	7,500,756
Receivable from investment adviser	34,718
Other assets	52,212
Total assets	$1,525,767,051
Liabilities
Payable to custodian	$386
Payables for
Investments purchased	3,829,340
Fund shares reacquired	3,706,924
Collateral for securities loaned, at value	12,315,146
Payable to affiliates
Administrative services fee	1,165
Shareholder servicing costs	328,480
Distribution and service fees	9,113
Payable for independent Trustees' compensation	7,261
Accrued expenses and other liabilities	156,817
Total liabilities	$20,354,632
Net assets	$1,505,412,419
Net assets consist of
Paid-in capital	$597,006,036
Total distributable earnings (loss)	908,406,383
Net assets	$1,505,412,419
Shares of beneficial interest outstanding	37,098,741

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$546,510,660	13,808,465	$39.58
Class B	558,461	16,653	33.54
Class C	17,843,577	584,975	30.50
Class I	377,504,885	9,073,080	41.61
Class R1	675,643	21,184	31.89
Class R2	11,677,515	310,610	37.60
Class R3	23,309,283	595,118	39.17
Class R4	18,649,265	467,488	39.89
Class R6	508,683,130	12,221,168	41.62

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $41.99 [100 / 94.25 x $39.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$13,808,682
Dividends from affiliated issuers	101,514
Income on securities loaned	15,745
Other	403
Foreign taxes withheld	(607,237)
Total investment income	$13,319,107
Expenses
Management fee	$7,287,385
Distribution and service fees	897,750
Shareholder servicing costs	640,574
Administrative services fee	119,494
Independent Trustees' compensation	19,061
Custodian fee	103,353
Shareholder communications	68,299
Audit and tax fees	40,803
Legal fees	5,364
Miscellaneous	131,611
Total expenses	$9,313,694
Fees paid indirectly	(24)
Reduction of expenses by investment adviser and distributor	(731,644)
Net expenses	$8,582,026
Net investment income (loss)	$4,737,081
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$339,344,006
Affiliated issuers	(531)
Foreign currency	(191,732)
Net realized gain (loss)	$339,151,743
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(318,936,936)
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	155,207
Net unrealized gain (loss)	$(318,781,730)
Net realized and unrealized gain (loss)	$20,370,013
Change in net assets from operations	$25,107,094
See Notes to Financial Statements

MFS Global Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$4,737,081	$16,639,071
Net realized gain (loss)	339,151,743	354,865,569
Net unrealized gain (loss)	(318,781,730)	(197,155,812)
Change in net assets from operations	$25,107,094	$174,348,828
Total distributions to shareholders	$(329,021,607)	$(269,877,842)
Change in net assets from fund share transactions	$(288,236,187)	$(254,299,820)
Total change in net assets	$(592,150,700)	$(349,828,834)
Net assets
At beginning of period	2,097,563,119	2,447,391,953
At end of period	$1,505,412,419	$2,097,563,119
See Notes to Financial Statements

MFS Global Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$47.54	$49.86	$43.94	$45.88	$60.75	$45.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.26	$0.29	$0.38	$0.22	$0.17
Net realized and unrealized gain (loss)	0.58	3.17	9.66	1.75	(12.07)	16.60
Total from investment operations	$0.66	$3.43	$9.95	$2.13	$(11.85)	$16.77
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)	$(0.39)	$(0.24)	$(0.18)	$(0.23)
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.62)	$(5.75)	$(4.03)	$(4.07)	$(3.02)	$(1.24)
Net asset value, end of period (x)	$39.58	$47.54	$49.86	$43.94	$45.88	$60.75
Total return (%) (r)(s)(t)(x)	1.19 (n)	8.10	23.42	4.40	(20.50)	37.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25 (a)	1.21	1.18	1.22	1.16	1.14
Expenses after expense reductions (f)	1.16 (a)	1.17	1.16	1.21	1.15	1.13
Net investment income (loss)	0.38 (a)	0.57	0.59	0.81	0.42	0.29
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$546,511	$619,970	$677,559	$627,081	$649,695	$857,804

See Notes to Financial Statements

MFS Global Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$41.34	$44.04	$39.14	$41.36	$55.28	$41.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.07)	$(0.07)	$0.02	$(0.17)	$(0.23)
Net realized and unrealized gain (loss)	0.53	2.75	8.61	1.59	(10.91)	15.17
Total from investment operations	$0.45	$2.68	$8.54	$1.61	$(11.08)	$14.94
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.25)	$(5.38)	$(3.64)	$(3.83)	$(2.84)	$(1.01)
Net asset value, end of period (x)	$33.54	$41.34	$44.04	$39.14	$41.36	$55.28
Total return (%) (r)(s)(t)(x)	0.83 (n)	7.28	22.54	3.58	(21.09)	36.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00 (a)	1.96	1.93	1.96	1.91	1.89
Expenses after expense reductions (f)	1.91 (a)	1.92	1.90	1.95	1.90	1.87
Net investment income (loss)	(0.46)(a)	(0.18)	(0.17)	0.04	(0.36)	(0.45)
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$558	$1,385	$3,472	$5,106	$7,439	$15,166

Class C	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$38.42	$41.32	$36.94	$39.23	$52.58	$39.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.08)	$(0.06)	$0.02	$(0.15)	$(0.22)
Net realized and unrealized gain (loss)	0.48	2.56	8.10	1.52	(10.36)	14.43
Total from investment operations	$0.42	$2.48	$8.04	$1.54	$(10.51)	$14.21
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$(0.02)	$—	$—	$—
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.34)	$(5.38)	$(3.66)	$(3.83)	$(2.84)	$(1.01)
Net asset value, end of period (x)	$30.50	$38.42	$41.32	$36.94	$39.23	$52.58
Total return (%) (r)(s)(t)(x)	0.80 (n)	7.27	22.53	3.60	(21.09)	36.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00 (a)	1.96	1.93	1.96	1.91	1.89
Expenses after expense reductions (f)	1.91 (a)	1.92	1.91	1.95	1.90	1.87
Net investment income (loss)	(0.38)(a)	(0.20)	(0.16)	0.04	(0.35)	(0.46)
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$17,844	$22,505	$33,518	$48,233	$66,875	$112,939

See Notes to Financial Statements

MFS Global Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$49.57	$51.76	$45.47	$47.36	$62.59	$46.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.40	$0.42	$0.51	$0.36	$0.31
Net realized and unrealized gain (loss)	0.60	3.29	10.02	1.79	(12.45)	17.08
Total from investment operations	$0.74	$3.69	$10.44	$2.30	$(12.09)	$17.39
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.50)	$(0.51)	$(0.36)	$(0.30)	$(0.34)
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.70)	$(5.88)	$(4.15)	$(4.19)	$(3.14)	$(1.35)
Net asset value, end of period (x)	$41.61	$49.57	$51.76	$45.47	$47.36	$62.59
Total return (%) (r)(s)(t)(x)	1.32 (n)	8.35	23.76	4.64	(20.30)	37.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99 (a)	0.96	0.93	0.97	0.91	0.89
Expenses after expense reductions (f)	0.91 (a)	0.92	0.91	0.96	0.90	0.88
Net investment income (loss)	0.63 (a)	0.82	0.85	1.05	0.67	0.53
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$377,505	$689,936	$864,235	$825,333	$946,778	$1,245,750

Class R1	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$39.81	$42.68	$38.10	$40.35	$54.00	$40.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.07)	$(0.07)	$0.01	$(0.17)	$(0.23)
Net realized and unrealized gain (loss)	0.49	2.65	8.36	1.57	(10.64)	14.83
Total from investment operations	$0.43	$2.58	$8.29	$1.58	$(10.81)	$14.60
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.07)	$—	$—	$—
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.35)	$(5.45)	$(3.71)	$(3.83)	$(2.84)	$(1.01)
Net asset value, end of period (x)	$31.89	$39.81	$42.68	$38.10	$40.35	$54.00
Total return (%) (r)(s)(t)(x)	0.80 (n)	7.29	22.50	3.60	(21.09)	36.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00 (a)	1.96	1.93	1.97	1.91	1.89
Expenses after expense reductions (f)	1.91 (a)	1.92	1.91	1.95	1.90	1.87
Net investment income (loss)	(0.36)(a)	(0.18)	(0.16)	0.03	(0.36)	(0.46)
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$676	$754	$1,002	$953	$1,260	$2,081

See Notes to Financial Statements

MFS Global Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$45.52	$47.95	$42.37	$44.36	$58.85	$43.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.15	$0.16	$0.25	$0.08	$0.02
Net realized and unrealized gain (loss)	0.57	3.03	9.31	1.70	(11.68)	16.09
Total from investment operations	$0.59	$3.18	$9.47	$1.95	$(11.60)	$16.11
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.25)	$(0.11)	$(0.05)	$(0.08)
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.51)	$(5.61)	$(3.89)	$(3.94)	$(2.89)	$(1.09)
Net asset value, end of period (x)	$37.60	$45.52	$47.95	$42.37	$44.36	$58.85
Total return (%) (r)(s)(t)(x)	1.08 (n)	7.82	23.11	4.13	(20.70)	37.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50 (a)	1.46	1.43	1.47	1.41	1.39
Expenses after expense reductions (f)	1.41 (a)	1.42	1.41	1.45	1.40	1.38
Net investment income (loss)	0.11 (a)	0.33	0.35	0.56	0.16	0.04
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$11,678	$15,782	$19,951	$21,904	$24,652	$36,791

Class R3	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$47.12	$49.44	$43.58	$45.54	$60.32	$44.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.26	$0.29	$0.36	$0.21	$0.16
Net realized and unrealized gain (loss)	0.58	3.14	9.59	1.75	(11.97)	16.49
Total from investment operations	$0.65	$3.40	$9.88	$2.11	$(11.76)	$16.65
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.34)	$(0.38)	$(0.24)	$(0.18)	$(0.21)
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.60)	$(5.72)	$(4.02)	$(4.07)	$(3.02)	$(1.22)
Net asset value, end of period (x)	$39.17	$47.12	$49.44	$43.58	$45.54	$60.32
Total return (%) (r)(s)(t)(x)	1.20 (n)	8.09	23.44	4.38	(20.50)	37.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25 (a)	1.21	1.18	1.21	1.16	1.14
Expenses after expense reductions (f)	1.16 (a)	1.17	1.16	1.20	1.15	1.13
Net investment income (loss)	0.37 (a)	0.56	0.60	0.76	0.41	0.29
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$23,309	$26,330	$38,371	$47,924	$66,160	$88,285

See Notes to Financial Statements

MFS Global Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$47.90	$50.21	$44.21	$46.16	$61.08	$45.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.37	$0.41	$0.48	$0.35	$0.30
Net realized and unrealized gain (loss)	0.59	3.20	9.73	1.76	(12.13)	16.69
Total from investment operations	$0.71	$3.57	$10.14	$2.24	$(11.78)	$16.99
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.50)	$(0.50)	$(0.36)	$(0.30)	$(0.34)
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.72)	$(5.88)	$(4.14)	$(4.19)	$(3.14)	$(1.35)
Net asset value, end of period (x)	$39.89	$47.90	$50.21	$44.21	$46.16	$61.08
Total return (%) (r)(s)(t)(x)	1.30 (n)	8.36	23.75	4.64	(20.29)	37.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00 (a)	0.96	0.93	0.96	0.91	0.89
Expenses after expense reductions (f)	0.91 (a)	0.92	0.91	0.95	0.90	0.88
Net investment income (loss)	0.59 (a)	0.80	0.84	1.02	0.67	0.53
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$18,649	$25,354	$35,482	$37,594	$70,784	$95,164

Class R6	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$49.62	$51.82	$45.52	$47.42	$62.65	$46.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.43	$0.47	$0.55	$0.39	$0.36
Net realized and unrealized gain (loss)	0.61	3.30	10.03	1.79	(12.43)	17.11
Total from investment operations	$0.76	$3.73	$10.50	$2.34	$(12.04)	$17.47
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.55)	$(0.56)	$(0.41)	$(0.35)	$(0.39)
From net realized gain	(8.25)	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(8.76)	$(5.93)	$(4.20)	$(4.24)	$(3.19)	$(1.40)
Net asset value, end of period (x)	$41.62	$49.62	$51.82	$45.52	$47.42	$62.65
Total return (%) (r)(s)(t)(x)	1.37 (n)	8.44	23.87	4.73	(20.22)	38.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91 (a)	0.87	0.84	0.88	0.82	0.80
Expenses after expense reductions (f)	0.82 (a)	0.83	0.82	0.86	0.80	0.78
Net investment income (loss)	0.68 (a)	0.89	0.94	1.14	0.73	0.63
Portfolio turnover rate	19 (n)	17	18	8	8	10
Net assets at end of period (000 omitted)	$508,683	$695,546	$773,803	$704,044	$765,274	$1,363,474

See Notes to Financial Statements

MFS Global Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$863,755,280	$—	$—	$863,755,280
France	86,609,192	65,286,865	—	151,896,057
United Kingdom	22,312,339	117,436,648	—	139,748,987
Switzerland	—	65,363,945	—	65,363,945
Germany	33,893,542	30,004,364	—	63,897,906
Spain	19,642,033	25,890,404	—	45,532,437
Japan	13,559,686	17,910,869	—	31,470,555
Canada	23,862,520	—	—	23,862,520
Taiwan	20,801,863	—	—	20,801,863
Other Countries	53,274,645	34,236,189	—	87,510,834
Investment Companies	15,879,127	—	—	15,879,127
Total	$1,153,590,227	$356,129,284	$—	$1,509,719,511
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $11,975,110. The fair value of the fund's investment securities on loan and a related liability of $12,315,146 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$24,147,952
Long-term capital gains	245,729,890
Total distributions	$269,877,842
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$945,573,205
Gross appreciation	595,708,160
Gross depreciation	(31,561,854)
Net unrealized appreciation (depreciation)	$564,146,306
As of 10/31/25
Undistributed ordinary income	19,383,598
Undistributed long-term capital gain	309,634,315
Other temporary differences	219,741
Net unrealized appreciation (depreciation)	883,083,242
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/26	Year ended 10/31/25
Class A	$109,300,083	$76,625,152
Class B	254,469	399,025
Class C	4,645,643	4,090,053
Class I	84,219,651	95,852,011
Class R1	160,305	121,771
Class R2	2,926,892	2,222,337
Class R3	4,742,805	4,201,384
Class R4	4,503,256	3,896,693
Class R6	118,268,503	82,469,416
Total	$329,021,607	$269,877,842
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $118,893, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.82% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.16%	1.91%	1.91%	0.91%	1.91%	1.41%	1.16%	0.91%	0.82%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this reduction amounted to $612,389, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,318 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$722,842
Class B	0.75%	0.25%	1.00%	1.00%	5,222
Class C	0.75%	0.25%	1.00%	1.00%	100,173
Class R1	0.75%	0.25%	1.00%	1.00%	3,699
Class R2	0.25%	0.25%	0.50%	0.50%	34,769
Class R3	—	0.25%	0.25%	0.25%	31,045
Total Distribution and Service Fees					$897,750
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2026, this rebate amounted to $317, $5, and $40 for Class A, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:
Amount
Class A	$1,269
Class B	—
Class C	880

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2026, the fee was $85,630, which equated to 0.0098% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $554,944.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended April 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,392,590.
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $337,036,938 and $941,780,200, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	482,832	$19,915,724	975,282	$44,406,317
Class C	32,408	1,056,999	62,879	2,332,555
Class I	667,491	29,271,361	2,346,051	111,713,913
Class R1	1,250	41,444	2,006	78,452
Class R2	25,451	970,840	53,956	2,367,260
Class R3	45,438	1,884,464	99,248	4,514,204
Class R4	29,786	1,240,472	86,966	4,060,763
Class R6	792,109	34,311,726	2,688,059	129,932,148
	2,076,765	$88,693,030	6,314,447	$299,405,612

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,552,209	$102,113,883	1,646,305	$70,824,147
Class B	7,486	254,469	10,574	398,107
Class C	146,957	4,543,902	113,519	3,972,016
Class I	1,634,752	68,692,263	1,898,685	84,985,124
Class R1	4,958	160,305	3,358	121,771
Class R2	74,924	2,850,103	52,808	2,179,918
Class R3	119,798	4,742,805	98,532	4,201,384
Class R4	108,876	4,386,614	88,287	3,818,405
Class R6	2,735,232	114,934,441	1,789,059	80,096,188
	7,385,192	$302,678,785	5,701,127	$250,597,060
Shares reacquired
Class A	(2,268,602)	$(93,510,765)	(3,168,210)	$(145,236,104)
Class B	(24,342)	(843,205)	(55,904)	(2,244,250)
Class C	(180,218)	(5,793,192)	(401,837)	(15,027,806)
Class I	(7,147,517)	(332,475,213)	(7,024,026)	(336,898,739)
Class R1	(3,965)	(127,488)	(9,903)	(390,392)
Class R2	(136,473)	(5,240,830)	(176,114)	(7,801,581)
Class R3	(128,924)	(5,260,960)	(415,124)	(18,867,902)
Class R4	(200,539)	(8,045,365)	(352,589)	(16,233,043)
Class R6	(5,322,742)	(228,310,984)	(5,394,457)	(261,602,675)
	(15,413,322)	$(679,608,002)	(16,998,164)	$(804,302,492)
Net change
Class A	766,439	$28,518,842	(546,623)	$(30,005,640)
Class B	(16,856)	(588,736)	(45,330)	(1,846,143)
Class C	(853)	(192,291)	(225,439)	(8,723,235)
Class I	(4,845,274)	(234,511,589)	(2,779,290)	(140,199,702)
Class R1	2,243	74,261	(4,539)	(190,169)
Class R2	(36,098)	(1,419,887)	(69,350)	(3,254,403)
Class R3	36,312	1,366,309	(217,344)	(10,152,314)
Class R4	(61,877)	(2,418,279)	(177,336)	(8,353,875)
Class R6	(1,795,401)	(79,064,817)	(917,339)	(51,574,339)
	(5,951,365)	$(288,236,187)	(4,982,590)	$(254,299,820)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $4,855 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,173,718	$189,212,871	$199,822,076	$(531)	$(1)	$3,563,981

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$101,514	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Global Total Return Fund

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS − 4/30/26 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 59.5%

Aerospace & Defense – 1.0%

Boeing Co. (a)	5,508	$1,261,497
General Dynamics Corp.	16,861	5,805,242
L3Harris Technologies, Inc.	11,653	3,735,369
Leidos Holdings, Inc.	14,043	2,095,497

		$12,897,605

Alcoholic Beverages – 1.1%

Ambev S.A.	2,054,000	$6,018,729
Diageo PLC	254,039	5,106,779
Heineken N.V.	33,369	2,583,629

		$13,709,137

Apparel, Footwear, & Accessories – 0.2%

Chow Tai Fook Jewellery Group	735,400	$1,003,258
Compagnie Financiere Richemont S.A.	3,812	727,505
LVMH Moet Hennessy Louis Vuitton SE	2,430	1,287,379

		$3,018,142

Auto & Auto Components – 1.2%

Aptiv PLC (a)	62,167	$3,746,183
Compagnie Generale des Etablissements Michelin	65,035	2,360,510
Lear Corp.	32,751	4,163,635
LKQ Corp.	100,662	3,178,906
PT Astra International Tbk	4,235,000	1,461,821

		$14,911,055

Brokerage & Asset Managers – 2.8%

Charles Schwab Corp.	162,270	$14,870,423
Julius Baer Group Ltd.	49,519	4,098,071
Northern Trust Corp.	96,695	16,084,246

		$35,052,740

Business Services – 1.3%

Accenture PLC, “A”	24,714	$4,416,639
Cognizant Technology Solutions Corp., “A”	13,443	711,135
Experian PLC	34,088	1,244,601
Fidelity National Information Services, Inc.	57,771	2,688,085
Fiserv, Inc. (a)	24,575	1,539,624
Otsuka Corp.	39,600	740,705
Sodexo (l)	65,392	3,324,694
Tata Consultancy Services Ltd.	42,206	1,103,813
Verisk Analytics, Inc., “A”	3,310	610,662

		$16,379,958

Chemicals – 1.3%

Akzo Nobel N.V. (l)	63,480	$3,730,673
Axalta Coating Systems Ltd. (a)	95,465	2,715,025
FUJIFILM Holdings Corp.	87,000	1,611,860
MWTFS-SEM	1

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Chemicals – continued

Nitto Denko Corp.	59,900	$1,156,122
PPG Industries, Inc.	24,696	2,679,516
Shin-Etsu Chemical Co. Ltd.	83,300	3,881,644

		$15,774,840

Conglomerates – 0.2%

Honeywell International, Inc.	13,976	$2,995,476

Construction – 1.2%

Anhui Conch Cement Co. Ltd.	410,500	$1,028,649
Compagnie de Saint-Gobain S.A.	19,098	1,744,546
Masco Corp.	83,803	6,018,732
Midea Group Co. Ltd., “A”	91,500	1,088,314
Techtronic Industries Co. Ltd.	323,500	4,711,237

		$14,591,478

Consumer Products – 2.0%

Colgate-Palmolive Co.	80,295	$6,853,981
Haleon PLC	915,828	4,224,988
Kenvue, Inc.	442,088	7,749,803
Kimberly-Clark Corp.	42,534	4,186,622
Reckitt Benckiser Group PLC	32,421	2,063,787

		$25,079,181

Consumer Services – 0.1%

Airbnb, Inc., “A” (a)	10,089	$1,416,092

Containers – 0.2%

Smurfit Westrock PLC	50,449	$1,936,737

Diversified Financial Services – 0.1%

CME Group, Inc.	2,578	$742,000

Electrical Equipment – 1.8%

Eaton Corp. PLC	6,859	$2,970,016
Legrand S.A.	18,032	3,229,188
Mitsubishi Electric Corp.	192,800	7,742,417
Schneider Electric SE	22,860	7,206,441
Versigent PLC (a)	20,722	724,648

		$21,872,710

Energy - Independent – 5.1%

Cenovus Energy, Inc.	149,243	$4,366,265
Chevron Corp.	22,761	4,399,929
ConocoPhillips	81,862	10,296,602
Eni S.p.A. (l)	499,364	14,112,289
Exxon Mobil Corp.	43,557	6,722,152
PetroChina Co. Ltd.	3,254,000	4,997,845
Suncor Energy, Inc.	33,056	2,265,140
TotalEnergies SE	119,110	11,084,223
Valero Energy Corp.	9,299	2,348,741

2

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Energy - Independent – continued

Woodside Energy Group Ltd.	129,394	$3,097,386

		$63,690,572

Engineering - Construction – 0.2%

Doosan Bobcat, Inc.	36,354	$1,782,179

Entertainment & Leisure – 0.4%

Brunswick Corp.	42,353	$3,364,946
NetEase, Inc.	86,200	2,005,679

		$5,370,625

Food & Beverages – 1.0%

Danone S.A.	39,920	$3,126,910
General Mills, Inc.	50,491	1,782,837
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	130,000	522,385
J.M. Smucker Co.	13,175	1,291,545
Nomad Foods Ltd.	43,478	422,606
PepsiCo, Inc.	10,889	1,725,798
Tyson Foods, Inc., “A”	29,755	1,906,403
WH Group Ltd.	1,008,500	1,236,162

		$12,014,646

Food & Drug Stores – 1.5%

Albertsons Cos., Inc., “A”	63,121	$1,063,589
Seven & I Holdings Co. Ltd.	370,000	4,421,896
Tesco PLC	1,931,504	12,669,692

		$18,155,177

Global Systemically Important Banks – 4.7%

Bank of America Corp.	180,835	$9,667,439
BNP Paribas S.A.	128,104	13,482,300
China Construction Bank Corp.	4,627,000	5,208,831
Goldman Sachs Group, Inc.	3,968	3,665,519
ING Groep N.V.	54,688	1,586,223
JPMorgan Chase & Co.	12,994	4,070,111
Mitsubishi UFJ Financial Group, Inc.	402,200	7,290,466
UBS Group AG	308,857	13,760,948

		$58,731,837

Hardware, Peripherals, & Assembly – 2.6%

Amadeus IT Group S.A.	51,950	$2,987,585
Capgemini	50,857	6,147,897
Hitachi Ltd.	175,200	5,509,453
Hon Hai Precision Industry Co. Ltd.	540,000	3,839,535
Lenovo Group Ltd.	458,000	688,758
NEC Corp.	106,500	2,844,007
Samsung Electronics Co. Ltd.	43,479	6,596,303
Seagate Technology Holdings PLC	5,453	3,673,359

		$32,286,897

3

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Health Maintenance Organizations – 1.5%

Cigna Group	59,000	$17,144,220
Humana, Inc.	6,181	1,461,436

		$18,605,656

Insurance – 2.9%

Aon PLC	30,450	$9,489,742
Chubb Ltd.	22,623	7,397,721
DB Insurance Co. Ltd.	5,413	615,570
Hartford Insurance Group, Inc.	15,842	2,167,344
Lincoln National Corp.	15,820	598,154
Manulife Financial Corp.	100,560	3,953,995
MetLife, Inc.	37,346	2,991,415
Sompo Holdings, Inc.	66,500	2,472,347
Willis Towers Watson PLC	25,413	6,510,811

		$36,197,099

Interactive Media Services – 0.1%

Baidu, Inc., ADR (a)	10,882	$1,376,899

Machinery & Tools – 0.6%

AGCO Corp.	10,510	$1,271,920
Daikin Industries Ltd.	9,200	1,310,874
Finning International, Inc.	33,765	2,472,811
GEA Group AG	14,829	1,015,527
Wabtec Corp.	5,711	1,541,342

		$7,612,474

Media – 2.1%

Informa PLC	313,229	$3,405,702
Omnicom Group, Inc.	141,980	10,892,705
Publicis Groupe	28,488	2,665,648
RELX PLC	110,809	4,052,389
Wolters Kluwer N.V.	65,466	5,121,902

		$26,138,346

Medical & Health Technology & Services – 0.3%

ICON PLC (a)	32,002	$3,786,797

Medical Equipment – 2.4%

Agilent Technologies, Inc.	11,302	$1,305,946
Becton, Dickinson and Co.	66,496	9,910,564
Boston Scientific Corp. (a)	35,530	2,046,883
Medtronic PLC	147,371	11,932,630
Waters Corp. (a)	13,840	4,279,743

		$29,475,766

Metals & Mining – 1.7%

Glencore PLC	873,486	$6,766,199
Rio Tinto PLC	73,024	7,301,517
Toyota Tsusho Corp.	168,900	6,650,977
Vale S.A.	42,800	701,665

		$21,420,358

4

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Natural Gas - Pipeline – 0.0%

APA Group	36,315	$270,339

Network & Telecom – 0.3%

LM Ericsson Telephone Co., “B”	332,893	$3,940,315

Non-Global Systemically Important Banks – 2.7%

ABN AMRO Group N.V., GDR	152,368	$5,339,079
AIB Group PLC	198,388	2,258,844
Banca Mediolanum S.p.A.	29,102	637,747
BPER Banca S.p.A.	148,360	2,188,831
DBS Group Holdings Ltd.	16,790	774,548
Grupo Financiero Banorte S.A. de C.V.	78,324	850,473
M&T Bank Corp.	5,658	1,237,009
NatWest Group PLC	1,742,823	13,799,808
PNC Financial Services Group, Inc.	18,058	4,026,934
Popular, Inc.	12,742	1,915,505
Regions Financial Corp.	30,898	882,138
Sberbank of Russia PJSC (a)(u)	780,516	0

		$33,910,916

Oil Services – 0.3%

Tenaris S.A.	127,804	$4,084,423

Pharmaceuticals & Biotechnology – 4.3%

AbbVie, Inc.	21,953	$4,639,108
Johnson & Johnson	43,753	10,056,627
Novartis AG	37,087	5,511,910
Pfizer, Inc.	600,852	16,042,748
Roche Holding AG	21,233	8,693,301
Sandoz Group AG	23,698	1,901,446
Sanofi S.A.	67,283	6,285,574

		$53,130,714

Real Estate – 0.2%

Essential Properties Realty Trust, REIT	37,311	$1,172,685
NNN REIT, Inc.	18,576	813,443

		$1,986,128

Real Estate - Storage & Office – 0.2%

Cousins Properties, Inc., REIT	26,818	$686,809
Highwoods Properties, Inc., REIT	49,577	1,205,217

		$1,892,026

Restaurants – 0.4%

Aramark	106,336	$4,858,492

Retail & E-commerce – 0.3%

Bath & Body Works, Inc.	34,556	$671,769
Home Depot, Inc.	6,242	2,052,369
Shimamura Co. Ltd.	45,600	953,623

		$3,677,761

5

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Semiconductor & Electronic Components – 1.6%

Kyocera Corp.	329,600	$6,196,480
Lam Research Corp.	13,375	3,448,877
NVIDIA Corp.	6,429	1,283,035
NXP Semiconductors N.V.	24,735	7,261,949
SK Square Co. Ltd. (a)	2,559	1,490,975

		$19,681,316

Software – 1.2%

Microsoft Corp.	26,181	$10,676,088
Salesforce, Inc.	22,514	3,974,397

		$14,650,485

Telecom Services – 1.1%

Comcast Corp., “A”	221,025	$5,976,516
KDDI Corp.	310,700	5,125,245
Koninklijke KPN N.V.	377,487	2,022,024
PT Telekom Indonesia	5,848,700	963,900

		$14,087,685

Tobacco – 1.7%

Altria Group, Inc.	33,930	$2,465,014
British American Tobacco PLC	175,358	10,297,473
Philip Morris International, Inc.	48,411	7,991,204

		$20,753,691

Transportation & Logistics – 0.6%

Union Pacific Corp.	22,265	$5,999,972
Yangzijiang Shipbuilding Holdings Ltd.	446,300	1,522,244

		$7,522,216

Travel, Gaming, & Lodging – 0.2%

FDJ United (l)	22,324	$605,233
Ryanair Holdings PLC, ADR	83,726	2,236,197

		$2,841,430

Utilities – 2.8%

Ameren Corp.	6,149	$698,834
Atmos Energy Corp.	22,536	4,281,389
CLP Holdings Ltd.	182,500	1,751,172
Duke Energy Corp.	21,171	2,742,703
E.ON SE	276,556	6,131,315
Edison International	51,500	3,578,735
National Grid PLC	544,295	9,736,646
PG&E Corp.	283,044	4,704,191
United Utilities Group PLC	12,434	246,986
Xcel Energy, Inc.	14,211	1,178,803

		$35,050,774

Total Common Stocks (Identified Cost, $490,169,142)		$739,361,190

6

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – 37.0%

Aerospace & Defense – 0.1%

Boeing Co., 5.805%, 5/01/2050		$600,000	$584,672
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)		372,000	367,291
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)		372,000	367,778
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		159,000	156,226
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		394,000	407,476

			$1,883,443

Asset-Backed & Securitized – 2.3%

3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.101%, 11/15/2054 (i)		$7,044,428	$229,536
AA Bond Co. Ltd., 5.5%, 7/31/2032	GBP	300,000	396,004
ACREC 2021-FL1 Ltd., “C”, FLR, 5.932% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$1,125,500	1,125,431
Advanzia Master Issuer S.à r.l., 2026-1, “A”, FLR, 5% (EURIBOR - 1mo. + 0.78%), 5/16/2036 (w)	EUR	400,000	469,810
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$1,123,102	1,129,331
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		355,661	357,049
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		865,342	865,128
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		489,468	491,874
AREIT 2022-CRE6 Trust, “B”, FLR, 5.49% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	619,171
AREIT 2022-CRE6 Trust, “C”, FLR, 5.79% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	311,812
Arqiva Broadcast Finance PLC, 4.882%, 12/31/2032	GBP	289,333	377,859
Auto ABS Loans, 2026-1, “A”, FLR, 2.779% (EURIBOR - 1mo. + 0.6%), 12/28/2038	EUR	200,000	234,628
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.164% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		$1,365,087	1,364,211
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.586%, 4/15/2053 (i)		1,363,665	53,909
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)		5,222,468	238,230
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)		5,061,114	292,653
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.078%, 3/15/2054 (i)		4,297,751	157,805
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)		10,305,254	303,510
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)		13,508,110	588,050
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.216%, 8/15/2054 (i)		12,502,080	576,921
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		333,277	338,235
BX Trust, 2024-PURE, “A”, FLR, 4.172% (CORRA + 1.9%), 11/15/2041 (n)	CAD	960,201	707,323
Cars Alliance, 2026-G1V, “A”, FLR, 5% (EURIBOR - 1mo. + 0.61%), 5/19/2036 (w)	EUR	400,000	469,460
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$359,286	299,055
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		106,459	106,524
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		328,736	329,732
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		277,702	278,630
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)		6,385,150	168,389
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)		6,526,773	221,088
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.022%, 6/15/2064 (i)		6,083,136	228,717
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)		833,333	833,876
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		607,994	608,372
Empire District Bondco LLC, 4.943%, 1/01/2033		625,469	631,915
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		64,101	64,225
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		93,995	94,255
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		586,000	585,563
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		537,784	545,145
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		364,160	368,144
Fact S.A., 2026-1, “A”, FLR, 2.634% (EURIBOR - 1mo. + 0.63%), 4/20/2033	EUR	300,000	352,412
Finance Ireland Auto Receivables, “1A”, FLR, 2.812%, 9/12/2033		659,123	775,307
First Mobility S.à r.l., 2026-1, “A”, FLR, 1% (EURIBOR - 1mo. + 0.68%), 9/23/2033 (w)		500,000	587,293
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.894% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		$394,754	394,327
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)		242,490	241,250
Liberty Series Trust, 2026-1, “A1A”, 4.763%, 10/10/2058	AUD	442,015	318,025
MF1 2022-FL8 Ltd., “A”, FLR, 5.007% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		$187,431	187,431
MF1 2022-FL8 Ltd., “B”, FLR, 5.607% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	604,449

7

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Asset-Backed & Securitized – continued

Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)		$4,064,314	$182,956
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		8,670,203	306,291
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		286,006	287,716
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		405,517	406,974
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		703,196	706,049
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		150,027	150,916
Panorama Auto Trust, 2026-1, “A”, FLR, 5.141% (BBSW - 1mo. + 1.02%), 3/15/2034	AUD	770,000	553,929
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.995% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		$606,127	608,807
Red & Black Auto Germany S.à r.l. Compartment 14, “A”, 2.523%, 2/15/2035	EUR	291,903	342,743
RevoCar, 2026-1, “A”, FLR, 5% (EURIBOR - 1mo. + 0.55%), 10/21/2039 (w)		800,000	939,200
Silver Arrow S.A., 2021, “A”, FLR, 2.341% (EURIBOR - 1mo. + 0.42%), 12/15/2033		400,000	469,646
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		$1,275,000	1,275,339
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		606,325	607,550
Triton Bond Trust, 2026-1, “A”, 4.8%, 2/15/2058	AUD	1,178,084	847,779
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		$347,475	348,494
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		95,277	95,322
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)		6,686,758	375,596

			$29,027,371

Auto & Auto Components – 0.2%

Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	$420,171
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	350,000	403,297
Hyundai Capital America, 4.5%, 9/18/2030 (n)		$175,000	172,206
RCI Banque S.A., 3.625%, 2/22/2030	EUR	400,000	468,252
Toyota Motor Finance (Netherlands) B.V., 3.25%, 4/23/2030		450,000	525,649
Volkswagen Bank GmbH, 3.75%, 12/10/2032		300,000	346,948

			$2,336,523

Brokerage & Asset Managers – 0.4%

Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		$733,000	$715,300
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)		549,000	541,788
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		516,000	496,909
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	284,089
Low Income Investment Fund, 3.711%, 7/01/2029		300,000	291,657
LPL Holdings, Inc., 4%, 3/15/2029 (n)		568,000	552,865
LPL Holdings, Inc., 5.75%, 6/15/2035		387,000	389,431
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	470,000	536,421
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$285,000	287,596
The Carlyle Group, Inc., 5.05%, 9/19/2035		663,000	640,806

			$4,736,862

Building – 0.1%

CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	250,000	$328,982
Ferguson Enterprises, Inc., 5%, 10/03/2034		$622,000	618,336
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		249,000	248,885
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		248,000	248,527
Vulcan Materials Co., 5.7%, 12/01/2054		297,000	289,631

			$1,734,361

Business Services – 0.1%

Fiserv, Inc., 4.4%, 7/01/2049		$398,000	$301,579
Paychex, Inc., 5.1%, 4/15/2030		156,000	157,663
Paychex, Inc., 5.35%, 4/15/2032		309,000	311,763

8

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Business Services – continued

Visa, Inc., 3.875%, 5/15/2044	EUR	290,000	$325,897

			$1,096,902

Cable TV – 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$279,000	$281,896
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		204,000	187,953
Comcast Corp., 6.05%, 5/15/2055		402,000	395,038
Videotron Ltd., 3.625%, 6/15/2029 (n)		404,000	391,676

			$1,256,563

Chemicals – 0.1%

Linde PLC, 3.4%, 2/14/2036	EUR	300,000	$340,972
Linde PLC, 3.75%, 11/20/2038		200,000	228,708
Novonesis, “B”, 3.625%, 3/19/2033		170,000	199,526

			$769,206

Conglomerates – 0.3%

Assa Abloy AB, 3.371%, 9/09/2032	EUR	320,000	$370,411
Eaton Corp. PLC, 4.5%, 3/06/2033		$200,000	197,011
Eaton Corp. PLC, 4.8%, 3/06/2036		283,000	278,593
Regal Rexnord Corp., 6.05%, 4/15/2028		491,000	503,313
Regal Rexnord Corp., 6.4%, 4/15/2033		178,000	189,272
Smiths Group PLC, 3.625%, 11/13/2033	EUR	570,000	647,892
Veralto Corp., 4.15%, 9/19/2031		277,000	331,244
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$741,000	764,154

			$3,281,890

Consumer Products – 0.1%

Galderma Finance Europe B.V., 3.375%, 3/17/2031	EUR	340,000	$395,905
Henkel AG & Co. KGaA, 3.625%, 4/02/2031		300,000	356,552
L’Oréal S.A., 5%, 5/20/2035 (n)		$571,000	577,953

			$1,330,410

Consumer Services – 0.1%

Booking Holdings, Inc., 3%, 11/07/2030	EUR	260,000	$298,801
Pluxee N.V., 3.75%, 9/04/2032		400,000	463,533

			$762,334

Diversified Financial Services – 0.4%

Aroundtown S.A., 3%, 10/16/2029	GBP	260,000	$321,503
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	537,000
Avolon Holdings Funding Ltd., 5.75%, 3/01/2029 (n)		304,000	310,960
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		531,000	518,072
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		294,000	293,282
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		305,000	302,433
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		252,000	251,023
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		149,000	155,718
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	200,000	223,856
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		400,000	455,831
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$854,000	836,570
VGP N.V., 2.25%, 1/17/2030	EUR	200,000	219,919

			$4,426,167

9

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Emerging Market Quasi-Sovereign – 0.6%

Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$565,525
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	450,710
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		452,585	462,315
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		474,000	468,018
Export-Import Bank of India, 5%, 1/12/2036 (n)		1,700,000	1,678,716
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		540,000	551,047
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	995,000	1,190,085
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		$200,000	194,572
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		291,000	202,886
Qatar Petroleum, 3.125%, 7/12/2041		449,000	336,831
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		362,000	341,615
Saudi Arabian Oil Co., 6.375%, 6/02/2055		462,000	470,714

			$6,913,034

Emerging Market Sovereign – 6.5%

Czech Republic, 5.3%, 9/19/2035	CZK	32,410,000	$1,610,731
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)	EUR	2,848,000	3,222,992
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		1,169,000	1,298,115
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$519,000	524,083
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		1,200,000	1,179,423
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	17,891,000	459,870
Oriental Republic of Uruguay, 9.75%, 7/20/2033		25,147,000	695,169
Oriental Republic of Uruguay, 8%, 10/29/2035		26,699,996	679,517
People’s Republic of China, 3.13%, 11/21/2029	CNY	79,280,000	12,369,429
People’s Republic of China, 1.43%, 1/25/2030		48,400,000	7,089,249
People’s Republic of China, 1.63%, 10/25/2030		10,200,000	1,502,394
People’s Republic of China, 2.88%, 2/25/2033		70,520,000	11,206,672
People’s Republic of China, 2.27%, 5/25/2034		16,500,000	2,518,742
People’s Republic of China, 1.83%, 8/25/2035		7,700,000	1,132,568
Republic of Hungary, 4%, 7/25/2029	EUR	1,400,000	1,682,705
Republic of Korea, 1.875%, 6/10/2029	KRW	8,011,970,000	5,118,834
Republic of Korea, 1.375%, 6/10/2030		8,496,200,000	5,209,173
Republic of Korea, 2.5%, 9/10/2030		10,800,000,000	6,901,371
Republic of Peru, 5.375%, 2/08/2035		$2,080,000	2,096,640
Republic of Peru, 6.85%, 8/12/2035	PEN	14,287,000	4,245,283
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,179,252
Republic of Poland, 6.125%, 4/14/2056		$393,000	394,067
Republic of Romania, 6%, 5/25/2034		1,412,000	1,395,656
United Mexican States, 5.85%, 7/02/2032		902,000	916,297
United Mexican States, 7.5%, 5/26/2033	MXN	36,500,000	1,920,855
United Mexican States, 5.625%, 2/09/2034		$414,000	408,688
United Mexican States, 7.75%, 11/23/2034	MXN	29,300,000	1,535,723
United Mexican States, 6.625%, 1/29/2038		$463,000	477,029
United Mexican States, 6.125%, 2/09/2038		1,350,000	1,331,572

			$80,302,099

Energy - Independent – 0.2%

Aker BP ASA, 4%, 5/29/2032	EUR	390,000	$461,023
APA Corp., 6.1%, 2/15/2035		$117,000	121,390
APA Corp., 6.75%, 2/15/2055		212,000	216,665
Occidental Petroleum Corp., 6.45%, 9/15/2036		319,000	342,810
Pioneer Natural Resources Co., 2.15%, 1/15/2031		549,000	495,756
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		479,000	484,633

10

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Energy - Independent – continued

Var Energi ASA, 3.875%, 3/12/2031	EUR	340,000	$398,380

			$2,520,657

Energy - Integrated – 0.2%

BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	440,000	$329,309
BP Capital Markets PLC, 6%, 2/19/2173	GBP	520,000	711,950
Eni S.p.A., 4.25%, 5/19/2033	EUR	380,000	461,461
Exxon Mobil Corp., 1.408%, 6/26/2039		690,000	589,836

			$2,092,556

Entertainment & Leisure – 0.0%

Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$417,000	$422,737
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		154,000	156,360

			$579,097

Food & Beverages – 0.5%

Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$167,000	$155,603
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	150,000	167,386
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$512,000	499,764
Bacardi Ltd., 5.15%, 5/15/2038 (n)		458,000	425,707
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		168,000	166,501
Flowers Foods, Inc., 5.75%, 3/15/2035		128,000	123,340
Flowers Foods, Inc., 6.2%, 3/15/2055		60,000	50,689
Heineken N.V., 3.505%, 5/03/2034	EUR	720,000	829,542
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		$430,000	428,632
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		230,000	230,669
Kraft Heinz Foods Co., 4.375%, 6/01/2046		472,000	369,890
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	270,000	309,514
Magnum ICC Finance B.V., 4%, 11/26/2037		340,000	383,380
Maple Parent Holdings Corp., 4.728%, 3/26/2035		220,000	258,845
Mars, Inc., 4.8%, 3/01/2030 (n)		$232,000	234,350
Mars, Inc., 5.2%, 3/01/2035 (n)		620,000	625,533
Mars, Inc., 5.7%, 5/01/2055 (n)		536,000	521,548

			$5,780,893

Forest & Paper Products – 0.0%

Smurfit Kappa Treasury Co., 3.489%, 11/24/2031	EUR	140,000	$162,203

Global Systemically Important Banks – 1.0%

Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$886,000	$803,956
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		436,000	445,092
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		411,000	408,215
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		309,000	312,449
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		507,000	505,410
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		314,000	313,994
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		472,000	464,389
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		484,000	473,176
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		283,000	286,556
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037		384,000	378,727
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		511,000	525,337
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		400,000	400,928
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		447,000	394,413
JPMorgan Chase & Co., 3.136%, 2/18/2032	EUR	530,000	611,003

11

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Global Systemically Important Banks – continued

JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$416,000	$426,000
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		607,000	398,894
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	429,347
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		557,000	553,436
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		957,000	919,848
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		824,000	839,800
UBS Group AG, 3.125%, 2/13/2031	EUR	490,000	567,435
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$941,000	835,017
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		437,000	400,628
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		307,000	312,958
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		332,000	305,651

			$12,312,659

Industrial – 0.1%

WSP Global, Inc., 5.039%, 9/18/2031 (n)		$257,000	$255,900
WSP Global, Inc., 5.714%, 9/18/2036 (n)		593,000	589,397

			$845,297

Insurance – 0.2%

Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	361,000	$427,347
Corebridge Financial, Inc., 4.35%, 4/05/2042		$281,000	234,101
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		374,000	370,704
Mapfre S.A., 3.125%, 1/20/2032	EUR	400,000	459,514
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$514,000	529,850
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		400,000	423,587

			$2,445,103

Insurance - Health – 0.1%

Bupa Finance PLC, 6.625%, 11/18/2045	GBP	130,000	$168,155
Humana, Inc., 5.375%, 4/15/2031		$233,000	236,183
Humana, Inc., 5.55%, 5/01/2035		541,000	537,549
UnitedHealth Group, Inc., 5.15%, 7/15/2034		552,000	558,590

			$1,500,477

Insurance - Property & Casualty – 0.3%

American International Group, Inc., 5.125%, 3/27/2033		$382,000	$386,347
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		158,000	170,393
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		322,000	307,158
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	974,000	723,536
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$305,000	312,224
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		456,000	464,096
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	620,000	709,096
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$461,000	429,794
Progressive Corp., 5.15%, 3/26/2036		383,000	382,054

			$3,884,698

International Market Quasi-Sovereign – 0.3%

Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	300,000	$341,220
Electricite de France S.A., 4.625%, 1/25/2043		200,000	230,870
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$390,000	401,899
Ontario Teachers’ Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		527,000	467,154
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	440,000	501,710
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		770,000	784,019

12

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

International Market Quasi-Sovereign – continued

Swisscom Finance B.V., 3.625%, 11/17/2037	EUR	810,000	$919,693

			$3,646,565

International Market Sovereign – 8.7%

Commonwealth of Australia, 2.75%, 5/21/2041	AUD	4,592,000	$2,447,803
Federal Republic of Germany, 2.4%, 4/18/2030	EUR	1,100,000	1,276,685
Federal Republic of Germany, 2.6%, 8/15/2035		515,000	584,953
Federal Republic of Germany, 2.5%, 8/15/2054		1,071,000	1,027,862
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	380,021
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,335,259
Government of Canada, 2.25%, 2/01/2028	CAD	6,636,000	4,829,499
Government of Canada, 2.25%, 2/01/2028		1,920,000	1,397,324
Government of Canada, 1.5%, 12/01/2031		17,185,000	11,518,954
Government of Canada, 2.75%, 12/01/2055		2,040,000	1,191,711
Government of Japan, 1.1%, 6/20/2043	JPY	971,850,000	4,473,471
Government of Japan, 0.4%, 3/20/2050		834,400,000	2,609,555
Government of Japan, 0.7%, 12/20/2051		655,150,000	2,113,989
Government of Japan, 2.4%, 3/20/2055		585,650,000	2,864,188
Government of New Zealand, 4.5%, 5/15/2030	NZD	4,492,000	2,695,815
Government of New Zealand, 1.5%, 5/15/2031		7,510,000	3,888,887
Government of New Zealand, 4.25%, 5/15/2036		1,031,000	585,212
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	2,048,000	2,355,956
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,967,000	7,112,653
Republic of France, 2.7%, 2/25/2031 (n)		4,365,000	5,033,422
Republic of France, 3.5%, 11/25/2035 (n)		4,500,000	5,202,732
Republic of France, 4.1%, 5/25/2046 (n)		2,205,000	2,531,821
Republic of France, 3.25%, 5/25/2055 (n)		3,140,000	2,963,215
Republic of Italy, 2.85%, 2/01/2031		2,046,000	2,363,809
Republic of Italy, 1.45%, 3/01/2036		4,306,000	4,082,939
Republic of Italy, 4.1%, 4/30/2046 (n)		4,992,000	5,642,968
Republic of Italy, 4.3%, 10/01/2054 (n)		1,240,000	1,398,458
United Kingdom Treasury, 4%, 10/22/2031	GBP	7,618,048	10,079,023
United Kingdom Treasury, 4.25%, 6/07/2032		1,349,000	1,802,679
United Kingdom Treasury, 4.5%, 3/07/2035		4,900,000	6,452,837
United Kingdom Treasury, 1.25%, 10/22/2041		5,654,000	4,360,096
United Kingdom Treasury, 1.5%, 7/22/2047		2,201,000	1,465,673

			$108,069,469

Local Authorities – 0.2%

Alliander N.V., 3.5%, 5/06/2037	EUR	400,000	$452,431
Province of Alberta, 1.65%, 6/01/2031	CAD	459,000	310,671
Province of British Columbia, 2.95%, 6/18/2050		600,000	328,303
Province of Ontario, 3.25%, 7/03/2035	EUR	330,000	382,085
Province of Ontario, 4.45%, 11/20/2035		$721,000	710,654

			$2,184,144

Media – 0.3%

Informa PLC, 3.375%, 6/09/2031	EUR	320,000	$368,558
Informa PLC, 3.75%, 4/29/2032		240,000	279,487
NAVER Corp., 3.75%, 4/21/2033		400,000	466,937
News Corp., 3.875%, 5/15/2029 (n)		$819,000	792,225
Omnicom Finance Holdings PLC, 3.85%, 5/02/2034	EUR	730,000	837,630
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		$496,000	470,859

13

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Media – continued

WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$401,000	$378,020

			$3,593,716

Medical & Health Technology & Services – 0.3%

Baxter International, Inc., 4.9%, 12/15/2030		$142,000	$140,533
Baxter International, Inc., 5.65%, 12/15/2035		180,000	176,815
Becton, Dickinson and Co., 4.874%, 2/08/2029		584,000	589,612
HCA, Inc., 4.9%, 11/15/2035		320,000	309,724
HCA, Inc., 5.7%, 11/15/2055		311,000	289,269
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	432,727
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		545,000	327,921
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		319,000	309,974
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		626,000	618,813

			$3,195,388

Medical Equipment – 0.2%

Abbott Laboratories, 4.65%, 3/15/2036		$691,000	$671,030
Danaher Corp., 3.25%, 4/29/2030	EUR	670,000	785,034
Stryker Corp., 5.2%, 2/10/2035		$465,000	471,049

			$1,927,113

Metals & Mining – 0.1%

Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (n)		$38,000	$36,442
Norsk Hydro ASA, 3.75%, 6/17/2033	EUR	170,000	199,433
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$482,000	499,637
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		381,000	388,048

			$1,123,560

Midstream – 0.3%

Cheniere Energy Partners LP, 5.55%, 10/30/2035		$501,000	$511,343
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		554,000	582,553
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		547,000	515,581
Energy Transfer LP, 5.95%, 5/15/2054		415,000	391,809
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	474,000	328,602
Plains All American Pipeline LP, 5.7%, 9/15/2034		$412,000	421,774
Plains All American Pipeline LP, 5.6%, 1/15/2036		237,000	237,403
Targa Resources Corp., 4.95%, 4/15/2052		622,000	523,275

			$3,512,340

Mortgage-Backed – 3.6%

Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$2,152,384	$2,131,875
Fannie Mae, 5.5%, 1/01/2037		6,926	7,142
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		75,332	78,730
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		597,881	603,906
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		652,907	625,603
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,045,682	972,914
Fannie Mae, 2.5%, 2/25/2051 (i)		284,858	39,711
Fannie Mae, 4.545%, 12/25/2053		551,845	554,731
Fannie Mae, 4.595%, 1/25/2054		624,911	628,500
Fannie Mae, 5.045%, 12/25/2054		506,003	512,292
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052		1,350,976	1,190,131
Fannie Mae, UMBS, 2%, 3/01/2042 - 3/01/2052		853,566	726,162
Fannie Mae, UMBS, 2.5%, 4/01/2042 - 6/01/2052		3,151,436	2,672,925

14
MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Mortgage-Backed – continued

Fannie Mae, UMBS, 1.5%, 4/01/2052	$890,930	$682,866
Fannie Mae, UMBS, 3.5%, 5/01/2052	31,006	28,297
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 9/01/2054	2,132,122	2,149,426
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	430,098	441,352
Fannie Mae, UMBS, 5%, 4/01/2053	400,148	396,207
Fannie Mae, UMBS, 4.5%, 10/01/2053	256,820	247,779
Freddie Mac, 1.487%, 3/25/2027 (i)	1,523,000	15,418
Freddie Mac, 0.733%, 1/25/2030 (i)	2,290,838	44,947
Freddie Mac, 1.913%, 4/25/2030 (i)	3,170,226	204,433
Freddie Mac, 1.955%, 4/25/2030 (i)	2,614,093	170,448
Freddie Mac, 1.769%, 5/25/2030 (i)	3,298,344	206,170
Freddie Mac, 1.908%, 5/25/2030 (i)	7,375,798	485,999
Freddie Mac, 1.435%, 6/25/2030 (i)	3,056,884	151,684
Freddie Mac, 1.701%, 8/25/2030 (i)	2,713,457	164,842
Freddie Mac, 1.261%, 9/25/2030 (i)	1,752,322	80,501
Freddie Mac, 1.17%, 11/25/2030 (i)	3,594,105	158,836
Freddie Mac, 0.408%, 1/25/2031 (i)	13,490,299	155,924
Freddie Mac, 0.604%, 3/25/2031 (i)	16,559,991	335,881
Freddie Mac, 1.039%, 7/25/2031 (i)	3,177,082	141,395
Freddie Mac, 0.632%, 9/25/2031 (i)	13,281,588	341,058
Freddie Mac, 0.954%, 9/25/2031 (i)	4,021,884	162,213
Freddie Mac, 0.664%, 12/25/2031 (i)	3,294,996	88,044
Freddie Mac, 1.092%, 9/25/2034 (i)	2,485,542	167,208
Freddie Mac, 5.5%, 7/01/2037	13,621	14,064
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	658,600	653,487
Freddie Mac, 5%, 7/01/2041	221,721	225,079
Freddie Mac, 2.5%, 11/25/2050 (i)	913,145	150,524
Freddie Mac, 3%, 10/25/2052 (i)	277,609	44,730
Freddie Mac, 4.745%, 1/25/2054	363,819	367,088
Freddie Mac, 4.945%, 8/25/2054	922,661	932,726
Freddie Mac, 5.145%, 12/25/2054	1,208,849	1,225,186
Freddie Mac, 7.595%, 9/25/2055	355,286	368,578
Freddie Mac, 2.345%, 8/15/2057 (i)	366,787	46,177
Freddie Mac, UMBS, 3.5%, 1/01/2047	489,485	454,554
Freddie Mac, UMBS, 3%, 6/01/2050 - 5/01/2052	2,859,050	2,510,799
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	1,839,345	1,554,142
Freddie Mac, UMBS, 2%, 12/01/2051 - 3/01/2052	2,003,034	1,608,401
Freddie Mac, UMBS, 4%, 5/01/2052	108,934	103,193
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 7/01/2053	609,643	588,457
Freddie Mac, UMBS, 5.5%, 10/01/2052	297,008	299,508
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055	1,359,391	1,397,145
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 11/01/2054	750,979	784,053
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	597,570	597,652
Ginnie Mae, 3.5%, 6/20/2043	366,201	344,027
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	1,869,526	1,602,937
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	1,890,334	1,685,719
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052	744,491	612,799
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,121,968	1,058,400
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,105,279	1,074,190
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	487,932	494,789
Ginnie Mae, 4.89%, 8/20/2053	1,164,907	1,176,148
Ginnie Mae, 5.04%, 9/20/2053	639,948	648,071
Ginnie Mae, 4.74%, 11/20/2053	420,609	424,436
Ginnie Mae, 4.69%, 2/20/2054 - 10/20/2054	804,389	808,967

15

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Mortgage-Backed – continued

Ginnie Mae, 7.59%, 5/20/2055		$333,574	$341,599
Ginnie Mae, 4.44%, 8/20/2065 - 2/20/2066		1,434,649	1,435,138
Ginnie Mae, 4.49%, 9/20/2065		702,992	706,047
Ginnie Mae, 4.158%, 8/20/2067		408,085	407,334
Ginnie Mae, TBA, 3.5%, 5/15/2056		400,000	361,516
UMBS, TBA, 2.5%, 5/25/2056		25,000	20,930

			$44,894,140

Municipals – 0.4%

Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$430,000	$432,009
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev., Taxable (CHESLA Loan Program), “C”,
4.668%, 11/15/2034		495,000	474,077
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		265,000	256,312
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		545,000	480,203
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		1,405,000	1,354,693
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		915,000	934,297
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		405,000	337,510
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”,
6.89%, 4/01/2034		545,000	578,115

			$4,847,216

Natural Gas - Distribution – 0.1%

Boston Gas Co., 5.843%, 1/10/2035 (n)		$599,000	$627,063
ENGIE S.A., 3.25%, 1/11/2032	EUR	200,000	231,232
Vier Gas Transport GmbH, 3.375%, 11/11/2031		500,000	579,081
Vier Gas Transport GmbH, 3.625%, 9/08/2033		400,000	462,028

			$1,899,404

Network & Telecom – 0.1%

Koninklijke KPN N.V., 0.875%, 12/14/2032	EUR	400,000	$394,158
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$728,000	735,626
NTT Finance Corp., 3.678%, 7/16/2033	EUR	230,000	268,332

			$1,398,116

Non-Global Systemically Important Banks – 1.0%

AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$750,000	$783,637
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	454,103
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)		707,000	699,031
Bankinter S.A., 3.25%, 11/03/2033	EUR	400,000	456,826
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$460,000	406,289
CaixaBank S.A., 3.375%, 6/26/2035	EUR	700,000	795,840
Ceska Sporitelna A.S., 3.657% to 2/11/2032, FLR (EURIBOR - 3mo. + 1.05%) to 2/11/2033		300,000	346,174
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$616,000	557,694
Crédit Agricole S.A., 3.875%, 2/16/2038	EUR	500,000	569,154
Danske Bank A.S., 1.549% to 6/09/2028, FLR (EUR ICE Swap Rate - 1yr. + 0.88%) to 9/10/2027 (n)		$343,000	339,534
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		368,000	366,744
Erste Group Bank AG, 3.75%, 4/21/2036	EUR	300,000	346,275
Lloyds Banking Group PLC, 5.625%, 9/16/2036	GBP	435,000	583,057
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$416,000	435,972
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		400,000	402,341
mBank S.A., 4.034%, 9/27/2030	EUR	300,000	355,908
Nationwide Building Society, 4.351%, 9/30/2030 (n)		$567,000	560,404
Nationwide Building Society, 3.854%, 2/03/2037	EUR	460,000	531,465

16

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Non-Global Systemically Important Banks – continued

NatWest Group PLC, 3.756% to 2/25/2036, FLR (EURIBOR - 3mo. + 1.076%) to 2/25/2037	EUR	330,000	$379,372
NatWest Markets PLC, 3.125%, 1/13/2031		270,000	312,733
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$590,000	608,144
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		403,000	412,241
Powszechna Kasa Oszczednosci Bank Polski S.A., FLR, 3.75% (EURIBOR - 1mo. + 0.93%), 5/06/2030 (w)	EUR	400,000	469,793
SNB Funding Ltd., 6%, 6/24/2035		$472,000	473,850
Svenska Handelsbanken AB, 3.5%, 4/29/2033	EUR	650,000	754,650
UniCredit S.p.A., 2.875%, 7/15/2030		270,000	312,117

			$12,713,348

Pharmaceuticals & Biotechnology – 0.2%

AbbVie, Inc., 4.4%, 3/15/2033		$321,000	$315,107
AbbVie, Inc., 5.35%, 3/15/2044		288,000	279,402
AbbVie, Inc., 5.4%, 3/15/2054		427,000	405,244
Eli Lilly & Co., 5.5%, 2/12/2055		587,000	571,405
Merck & Co., Inc., 4.75%, 12/04/2035		576,000	563,806
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		302,000	315,139
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		281,000	296,707

			$2,746,810

Railroads – 0.1%

Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$768,000	$739,980
Union Pacific Corp., 3.25%, 2/05/2050		995,000	677,719

			$1,417,699

Real Estate - Other – 0.1%

Goodman Australia Finance Pty Ltd., 3.875%, 4/29/2033	EUR	607,000	$706,536

Real Estate - Retail – 0.3%

Choice Properties, REIT, 5.03%, 2/28/2031	CAD	898,000	$687,798
Hammerson PLC, 3.5%, 4/15/2032	EUR	580,000	660,117
Klepierre S.A., 3.75%, 9/30/2037		300,000	339,934
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$812,000	712,418
Unibail-Rodamco-Westfield SE, 3.875%, 4/21/2033	EUR	400,000	466,396
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$803,000	794,169

			$3,660,832

Real Estate - Storage & Office – 0.1%

Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	300,000	$353,217
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$298,000	303,294
Highwoods Realty LP, 5.35%, 1/15/2033		635,000	628,970

			$1,285,481

Refining – 0.0%

Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (a)(n)		$606,000	$330,270

Retail & E-commerce – 0.3%

Alimentation Couche-Tard, Inc., 3.901%, 4/21/2033	EUR	333,000	$389,192
Amazon.com, Inc., 3.7%, 3/16/2035		390,000	454,736
Amazon.com, Inc., 4.05%, 3/16/2039		690,000	801,348
Amazon.com, Inc., 5.8%, 3/13/2056		$737,000	725,385
DICK’S Sporting Goods, 4.1%, 1/15/2052		678,000	481,305
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	113,237

17

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Retail & E-commerce – continued

Home Depot, Inc., 4.875%, 2/15/2044		$281,000	$256,255
Home Depot, Inc., 3.625%, 4/15/2052		324,000	231,746

			$3,453,204

Semiconductor & Electronic Components – 0.1%

Broadcom, Inc., 4.55%, 2/15/2032		$254,000	$252,424
Broadcom, Inc., 5.2%, 7/15/2035		298,000	300,571
Broadcom, Inc., 5.7%, 1/15/2056		335,000	333,040
Intel Corp., 5.7%, 2/10/2053		298,000	278,748

			$1,164,783

Software – 0.2%

Kaspi.kz JSC, 5.9%, 4/28/2031 (n)		$482,000	$480,371
Microsoft Corp., 2.921%, 3/17/2052		450,000	286,274
Oracle Corp., 4.95%, 2/04/2031		296,000	289,543
Oracle Corp., 5.35%, 5/04/2033		327,000	317,965
Oracle Corp., 5.7%, 2/04/2036		255,000	244,889
Oracle Corp., 4%, 7/15/2046		199,000	132,827
Sage Group PLC, 3.821%, 2/25/2033	EUR	130,000	149,421
Sage Group PLC, 2.875%, 2/08/2034	GBP	401,000	441,739
Salesforce, Inc., 4.9%, 9/15/2031		$516,000	514,484

			$2,857,513

Supermarkets – 0.1%

Kroger Co., 5.5%, 9/15/2054		$365,000	$338,755
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	529,000	682,351

			$1,021,106

Supranational – 0.3%

African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$424,000	$414,373
European Union, 2.75%, 12/13/2032	EUR	2,740,000	3,145,359

			$3,559,732

Telecommunications - Wireless – 0.1%

America Movil B.V., 3%, 9/30/2030	EUR	400,000	$462,069
SoftBank Group Corp., 3.936%, 6/30/2032		240,000	282,316
T-Mobile USA, Inc., 5.05%, 7/15/2033		$311,000	312,440
T-Mobile USA, Inc., 5.75%, 1/15/2034		295,000	307,604

			$1,364,429

Telephone Services – 0.0%

TELUS Corp., 5.25%, 11/15/2032	CAD	814,000	$630,352

Tobacco – 0.1%

B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	322,000	$382,694
Imperial Brands Finance PLC, 3.875%, 8/02/2033		390,000	447,315
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	580,027
Philip Morris International, Inc., 4.75%, 11/01/2031		385,000	387,294

			$1,797,330

18

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Transportation & Logistics – 0.3%

Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034	EUR	400,000	$459,595
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$300,000	312,743
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		381,000	385,045
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)		662,000	660,337
Ferrovial SE, 3.625%, 9/18/2032	EUR	420,000	488,853
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	330,000	428,423
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	590,000	673,618
Heathrow Funding Ltd., 5.875%, 5/13/2041	GBP	310,000	391,139
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	150,000	173,296

			$3,973,049

Travel, Gaming, & Lodging – 0.1%

Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$289,000	$293,229
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		500,000	498,130
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	290,000	388,616
Sands China Ltd., 4.375%, 6/18/2030		$532,000	520,215

			$1,700,190

U.S. Government Agencies and Equivalents – 0.0%

Small Business Administration, 5.31%, 5/01/2027		$5,215	$5,212

U.S. Treasury Obligations – 3.6%

U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$10,650,000	$9,361,184
U.S. Treasury Bonds, 4.625%, 11/15/2045		321,000	306,705
U.S. Treasury Bonds, 4.75%, 11/15/2053		4,298,000	4,127,087
U.S. Treasury Notes, 4%, 3/31/2030		14,738,000	14,751,817
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		10,823,000	9,981,681
U.S. Treasury Notes, 4.25%, 5/15/2035		6,670,000	6,620,236

			$45,148,710

Utilities – 1.1%

Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$642,000	$604,463
AEP Texas, Inc., 5.7%, 5/15/2034		528,000	545,188
AEP Transmission Co. LLC, 5.375%, 6/15/2035		455,000	462,531
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	153,068
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		294,000	241,819
Bruce Power LP, 2.68%, 12/21/2028	CAD	387,000	278,543
Bruce Power LP, 4.27%, 12/21/2034		862,000	625,855
Duke Energy Florida LLC, 6.2%, 11/15/2053		$646,000	675,517
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	400,000	457,534
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	658,930
Emera U.S. Finance LP, 2.639%, 6/15/2031		$951,000	846,977
Enel Finance International N.V., 5.75%, 9/14/2040	GBP	310,000	394,686
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	378,104
Eversource Energy, 5.5%, 1/01/2034		303,000	308,508
Florida Power & Light Co., 2.875%, 12/04/2051		665,000	413,969
Georgia Power Co., 4.95%, 5/17/2033		385,000	387,721
Hydro One, Inc., 4.25%, 1/04/2035	CAD	1,022,000	755,844
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$441,000	396,250
Jersey Central Power & Light Co., 5.1%, 1/15/2035		154,000	153,469
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	320,000	373,087
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$385,000	387,180
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035		373,000	380,524

19

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Utilities – continued

Pacific Gas & Electric Co., 6.1%, 1/15/2029		$159,000	$164,312
Pacific Gas & Electric Co., 6.4%, 6/15/2033		113,000	120,224
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		713,000	660,774
PSEG Power LLC, 5.2%, 5/15/2030 (n)		613,000	622,590
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	560,000	643,495
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$476,000	468,623
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		476,000	464,871
Xcel Energy, Inc., 5.5%, 3/15/2034		275,000	280,414
Xcel Energy, Inc., 5.6%, 4/15/2035		57,000	58,051

			$13,363,121

Utilities - Gas – 0.3%

APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$339,000	$335,766
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	910,690
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	196,229
EP Infrastructure A.S., 4.125%, 2/27/2033	EUR	763,000	872,618
EP Infrastructure A.S., 4.375%, 1/29/2034		285,000	328,038
Spire, Inc., 4.6%, 9/01/2031		$765,000	757,462
Spire, Inc., 6.25%, 6/01/2056		599,000	596,948

			$3,997,751

Utilities - Other – 0.0%

Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	490,000	$567,313

Total Bonds (Identified Cost, $462,944,323)			$459,736,747

Preferred Stocks – 0.8%

Consumer Products – 0.6%

Henkel AG & Co. KGaA		98,750	$7,197,262

Hardware, Peripherals, & Assembly – 0.2%

Samsung Electronics Co. Ltd.		27,352	$2,981,073

Total Preferred Stocks (Identified Cost, $6,528,038)			$10,178,335

Convertible Preferred Stocks – 0.6%

Aerospace & Defense – 0.1%

Boeing Co., 6%, 10/15/2027		19,715	$1,423,423

Utilities – 0.5%

NextEra Energy, Inc., 7.234%, 11/01/2027		64,080	$3,451,989
PG&E Corp., 6%, 12/01/2027		50,013	2,103,547

			$5,555,536

Total Convertible Preferred Stocks (Identified Cost, $6,209,535)			$6,978,959

Convertible Bonds – 0.0%

Utilities – 0.0%

PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $594,000)		$594,000	$608,553

20

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.2%

Money Market Funds – 2.2%

MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $26,851,533)	26,850,738	$26,853,423

Collateral for Securities Loaned – 1.1%

JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j) (Identified Cost, $13,756,128)	13,756,128	$13,756,128

Other Assets, Less Liabilities – (1.2)%		(14,907,259)

Net Assets – 100.0%		$1,242,566,076

(a) Non-income producing security.

(f)All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $26,853,423 and $1,230,619,912, respectively.

(i)Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)The rate quoted is the annualized seven-day yield of the fund at period end.

(l)A portion of this security is on loan. See Note 2 for additional information.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $92,227,102, representing 7.4% of net assets.

(u)The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)When-issued security.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound

21

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Derivative Contracts at 4/30/26

Forward Foreign Currency Exchange Contracts

						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
Asset Derivatives
AUD	1,870,240	USD	1,321,660	HSBC Bank	7/17/2026	$22,854
AUD	4,142,764	USD	2,913,716	State Street Corp.	7/17/2026	64,515
CAD	259,731	USD	190,991	State Street Corp.	7/17/2026	834
CLP	1,656,077,000	USD	1,810,144	Barclays Bank PLC	5/15/2026	30,360
CLP	404,222,000	USD	442,498	Citibank N.A.	5/15/2026	6,740
CZK	2,013,234	USD	96,669	Deutsche Bank AG	7/17/2026	316
DKK	5,876,944	USD	924,843	State Street Corp.	7/17/2026	2,003
EUR	973,503	USD	1,143,491	Citibank N.A.	7/17/2026	2,925
EUR	6,736,596	USD	7,921,423	HSBC Bank	7/17/2026	11,718
EUR	824,671	USD	970,834	JPMorgan Chase Bank N.A.	7/17/2026	314
EUR	779,949	USD	916,063	State Street Corp.	7/17/2026	2,420
GBP	1,991,809	USD	2,704,196	JPMorgan Chase Bank N.A.	7/17/2026	5,483
GBP	258,435	USD	350,553	State Street Corp.	7/17/2026	1,025
ILS	2,693,926	USD	881,755	HSBC Bank	7/17/2026	32,737
JPY	3,733,763,555	USD	23,703,237	HSBC Bank	7/17/2026	296,607
JPY	662,370,747	USD	4,201,103	State Street Corp.	7/17/2026	56,477
MYR	8,145,853	USD	2,054,180	Barclays Bank PLC	7/15/2026	1,011
NOK	27,257,209	USD	2,890,548	HSBC Bank	7/17/2026	48,546
NZD	317,324	USD	185,587	State Street Corp.	7/17/2026	2,328
PLN	5,501,924	USD	1,514,349	State Street Corp.	7/17/2026	3,207
USD	179,621	CLP	155,283,731	Citibank N.A.	5/15/2026	7,044
USD	1,865,414	CZK	38,392,096	Merrill Lynch International	7/17/2026	15,921
USD	2,804,586	EUR	2,369,833	HSBC Bank	7/17/2026	13,826
USD	2,860,375	EUR	2,414,784	JPMorgan Chase Bank N.A.	7/17/2026	16,682
USD	697,161	EUR	589,137	State Street Corp.	7/17/2026	3,382
USD	946,757	EUR	800,000	UBS AG	7/17/2026	4,662
USD	597,382	IDR	10,327,483,134	Citibank N.A.	7/28/2026	3,355
USD	6,922,010	KRW	10,180,891,913	Barclays Bank PLC	7/15/2026	43,351
USD	6,823,006	KRW	10,045,542,334	Citibank N.A.	7/15/2026	35,795
USD	437,933	KRW	638,301,321	Goldman Sachs International	7/15/2026	6,668
USD	3,721,905	MXN	64,877,647	State Street Corp.	7/17/2026	31,465
USD	603,047	NZD	1,017,372	HSBC Bank	7/17/2026	573
USD	965,287	PEN	3,326,764	Citibank N.A.	7/22/2026	21,112
USD	6,180,336	THB	198,020,814	Barclays Bank PLC	7/17/2026	80,370
						$876,626

22

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

									Unrealized
	Currency		Currency					Settlement	Appreciation
	Purchased		Sold		Counterparty			Date	(Depreciation)
Liability Derivatives
CHF	2,214,615	USD	2,868,597	State Street Corp.				7/17/2026	$ (11,015)
CLP	1,067,118,867	USD	1,220,680	Citibank N.A.				5/15/2026	(34,723)
CNH	126,547,555	USD	18,703,521	State Street Corp.				7/17/2026	(79,984)
CZK	12,820,005	USD	619,743	Citibank N.A.				7/17/2026	(2,155)
CZK	6,676,212	USD	324,143	Merrill Lynch International				7/17/2026	(2,525)
EUR	10,092,109	USD	11,956,141	Barclays Bank PLC				7/17/2026	(71,483)
EUR	245,597	USD	290,674	HSBC Bank				7/17/2026	(1,454)
EUR	3,514,609	USD	4,170,631	JPMorgan Chase Bank N.A.				7/17/2026	(31,761)
EUR	796,704	USD	944,029	State Street Corp.				7/17/2026	(5,815)
HUF	120,482,174	USD	388,458	Merrill Lynch International				7/17/2026	(1,903)
KRW	2,265,574,642	USD	1,539,982	Citibank N.A.				7/15/2026	(9,260)
MXN	21,944,878	USD	1,248,964	JPMorgan Chase Bank N.A.				7/17/2026	(672)
NZD	2,047,673	USD	1,215,682	State Street Corp.				7/17/2026	(3,076)
RON	2,511,859	USD	575,313	Barclays Bank PLC				7/17/2026	(10,841)
SEK	16,577,799	USD	1,818,675	State Street Corp.				7/17/2026	(16,097)
SGD	4,346,137	USD	3,433,157	State Street Corp.				7/17/2026	(237)
THB	38,546,025	USD	1,206,388	Barclays Bank PLC				7/17/2026	(18,990)
THB	101,965,305	USD	3,192,901	Chase Manhattan Bank				7/17/2026	(51,894)
USD	239,337	AUD	335,280	JPMorgan Chase Bank N.A.				7/17/2026	(1,696)
USD	88,210	AUD	125,368	State Street Corp.				7/17/2026	(1,917)
USD	8,629,282	CAD	11,836,226	Merrill Lynch International				7/17/2026	(112,387)
USD	2,252,875	CAD	3,054,542	State Street Corp.				7/17/2026	(3,063)
USD	1,760,196	CLP	1,613,454,762	Citibank N.A.				5/15/2026	(32,939)
USD	2,070,914	EUR	1,762,084	JPMorgan Chase Bank N.A.				7/17/2026	(4,149)
USD	2,444,772	EUR	2,080,557	Merrill Lynch International				7/17/2026	(5,332)
USD	4,352,202	EUR	3,702,924	State Street Corp.				7/17/2026	(8,432)
USD	468,874	EUR	400,000	UBS AG				7/17/2026	(2,173)
USD	6,885,419	GBP	5,078,974	Barclays Bank PLC				7/17/2026	(24,073)
USD	821,234	GBP	610,583	JPMorgan Chase Bank N.A.				7/17/2026	(9,409)
USD	8,784,136	GBP	6,476,185	Merrill Lynch International				7/17/2026	(26,137)
USD	1,987,597	GBP	1,464,644	State Street Corp.				7/17/2026	(4,920)
USD	1,702,320	JPY	269,376,581	JPMorgan Chase Bank N.A.				7/17/2026	(29,175)
USD	7,226,884	NZD	12,358,069	JPMorgan Chase Bank N.A.				7/17/2026	(91,403)
USD	93,918	NZD	160,733	State Street Corp.				7/17/2026	(1,267)

									$(712,357)
Futures Contracts
									Value/Unrealized
				Long/			Notional	Expiration	Appreciation
Description				Short	Currency	Contracts	Amount	Date	(Depreciation)

Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr				Short	AUD	25	$1,927,000	June – 2026	$13,829
Euro-Bund 10 yr				Short	EUR	142	20,892,285	June – 2026	392,449
Euro-Buxl 30 yr				Short	EUR	33	4,220,844	June – 2026	94,281
Long Gilt 10 yr				Short	GBP	23	2,710,029	June – 2026	180,691
U.S. Treasury Ultra Bond 30 yr				Short	USD	7	805,219	June – 2026	15,765
U.S. Treasury Ultra Note 10 yr				Short	USD	214	24,151,906	June – 2026	494,203
									$1,191,218

23

MFS Global Total Return Fund

Portfolio of Investments (unaudited) – continued

						Value/Unrealized
	Long/			Notional	Expiration	Appreciation
Description	Short	Currency	Contracts	Amount	Date	(Depreciation)

Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	77	$6,753,053	June – 2026	$(43,744)
Canadian Treasury Bond 5 yr	Long	CAD	31	2,575,897	June – 2026	(3,447)
Euro-Bobl 5 yr	Long	EUR	107	14,498,274	June – 2026	(90,311)
Euro-Schatz 2 yr	Long	EUR	312	38,723,408	June – 2026	(138,768)
U.S. Treasury Bond 30 yr	Long	USD	14	1,579,813	June – 2026	(65,559)
U.S. Treasury Note 10 yr	Long	USD	46	5,087,313	June – 2026	(128,560)
U.S. Treasury Note 2 yr	Long	USD	149	30,861,625	June – 2026	(161,878)
U.S. Treasury Note 5 yr	Long	USD	103	11,107,102	June – 2026	(91,296)

						$(723,563)

Cleared Swap Agreements

							Net
							Unamortized
				Cash Flows	Cash Flows	Unrealized	Upfront
Maturity		Notional		to Receive/	to Pay/	Appreciation	Payments
Date		Amount	Counterparty	Frequency	Frequency	(Depreciation)	(Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	38,000,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$30,032	$—	$30,032
11/26/30	CNY	21,400,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	6,716	—	6,716

						$36,748	$—	$36,748
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	50,200,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(2,648)	$69	$(2,579)

At April 30, 2026, the fund had cash collateral of $290,000 and other liquid securities collateral with an aggregate value of $1,532,414 to cover any collateral or margin obligations for certain derivative contracts. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

24

MFS Global Total Return Fund

FINANCIAL STATEMENTS STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 4/30/26 (unaudited)

Assets

Investments in unaffiliated issuers, at value, including $17,024,120 of securities on loan (identified cost, $980,201,166)			$1,230,619,912
Investments in affiliated issuers, at value (identified cost, $26,851,533)			26,853,423
Foreign currency, at value (identified cost, $495,794)			495,810
Cash collateral posted for
Forward foreign currency exchange contracts			290,000
Receivables for
Forward foreign currency exchange contracts			876,626
Investments sold			1,297,506
Fund shares sold			329,651
Interest and dividends			8,766,854
Receivable from investment adviser			57,880
Other assets			49,642
Total assets			$1,269,637,304
Liabilities
Payable to custodian			$284
Payables for
Net daily variation margin on open cleared swap agreements			3,402
Forward foreign currency exchange contracts			712,357
Net daily variation margin on open futures contracts			5,803
Investments purchased			7,712,683
When-issued investments purchased			2,933,253
TBA purchase commitments			386,974
Fund shares reacquired			1,107,431
Collateral for securities loaned, at value (c)			13,756,128
Payable to affiliates
Administrative services fee			969
Shareholder servicing costs			277,082
Distribution and service fees			10,349
Payable for independent Trustees’ compensation			4,304
Accrued expenses and other liabilities			160,209
Total liabilities			$27,071,228
Net assets			$1,242,566,076
Net assets consist of
Paid-in capital			$936,062,455
Total distributable earnings (loss)			306,503,621
Net assets			$1,242,566,076
Shares of beneficial interest outstanding			69,352,900
(c) Non-cash collateral is not included.
		Shares	Net asset value
	Net assets	outstanding	per share (a)
Class A	$636,470,617	35,246,836	$18.06
Class B	840,701	45,302	18.56
Class C	23,189,327	1,281,697	18.09
Class I	359,541,673	20,254,512	17.75
Class R1	3,200,082	178,935	17.88
Class R2	2,969,671	167,470	17.73
Class R3	10,545,949	586,835	17.97
Class R4	2,109,324	116,548	18.10
Class R6	203,698,732	11,474,765	17.75

See Notes to Financial Statements

25

MFS Global Total Return Fund

Statement of Assets and Liabilities - continued

(a)Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.16 [100 / 94.25 x $18.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

26

MFS Global Total Return Fund

FINANCIAL STATEMENTS STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 4/30/26 (unaudited)

Net investment income (loss)

Income
Dividends from unaffiliated issuers	$11,212,779
Interest	9,539,901
Dividends from affiliated issuers	392,985
Income on securities loaned	22,374
Foreign taxes withheld	(492,680)
Total investment income	$20,675,359
Expenses
Management fee	$4,804,414
Distribution and service fees	952,952
Shareholder servicing costs	552,471
Administrative services fee	86,531
Independent Trustees’ compensation	13,021
Custodian fee	112,245
Shareholder communications	37,907
Audit and tax fees	51,154
Legal fees	3,071
Miscellaneous	117,158
Total expenses	$6,730,924
Fees paid indirectly	(1,679)
Reduction of expenses by investment adviser and distributor	(662,577)
Net expenses	$6,066,668
Net investment income (loss)	$14,608,691
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $44,626 foreign capital gains tax)	$62,246,383
Affiliated issuers	(1,516)
Written options	107,844
Futures contracts	(338,848)
Swap agreements	143,472
Forward foreign currency exchange contracts	474,974
Foreign currency	(27,281)
Net realized gain (loss)	$62,605,028
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $41,017 decrease in deferred foreign capital gains tax)	$14,921,413
Affiliated issuers	(991)
Written options	(29,452)
Futures contracts	712,227
Swap agreements	28,516
Forward foreign currency exchange contracts	460,635
Translation of assets and liabilities in foreign currencies	122,830
Net unrealized gain (loss)	$16,215,178
Net realized and unrealized gain (loss)	$78,820,206
Change in net assets from operations	$93,428,897

See Notes to Financial Statements

27

MFS Global Total Return Fund

FINANCIAL STATEMENTS STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	4/30/26	10/31/25
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$14,608,691	$31,160,234
Net realized gain (loss)	62,605,028	73,343,550
Net unrealized gain (loss)	16,215,178	7,348,630
Change in net assets from operations	$93,428,897	$111,852,414
Total distributions to shareholders	$(88,751,460)	$(111,960,890)

Change in net assets from fund share transactions	$(3,984,572)	$(67,405,102)

Total change in net assets	$692,865	$(67,513,578)
Net assets
At beginning of period	1,241,873,211	1,309,386,789
At end of period	$1,242,566,076	$1,241,873,211

See Notes to Financial Statements

28

MFS Global Total Return Fund

FINANCIAL STATEMENTS FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$18.01	$17.98	$15.63	$15.57	$19.98	$17.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.42	$0.41	$0.38	$0.27	$0.24
Net realized and unrealized gain (loss)	1.13	1.15	2.59	0.26	(2.96)	3.22
Total from investment operations	$1.33	$1.57	$3.00	$0.64	$(2.69)	$3.46
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.46)	$(0.33)	$(0.16)	$(0.09)	$(0.35)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.28)	$(1.54)	$(0.65)	$(0.58)	$(1.72)	$(1.38)
Net asset value, end of period (x)	$18.06	$18.01	$17.98	$15.63	$15.57	$19.98
Total return (%) (r)(s)(t)(x)	7.73(n)	9.43	19.45	4.06	(14.80)	19.88
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.20(a)	1.20	1.19	1.21	1.18	1.16
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.11	1.09	1.09
Net investment income (loss)	2.25(a)	2.39	2.37	2.32	1.59	1.24
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$636,471	$623,288	$639,188	$594,255	$626,577	$810,477

See Notes to Financial Statements

29

MFS Global Total Return Fund

Financial Highlights - continued

Class B	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$18.45	$18.37	$15.93	$15.89	$20.45	$18.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.28	$0.26	$0.14	$0.10
Net realized and unrealized gain (loss)	1.17	1.17	2.65	0.27	(3.03)	3.29
Total from investment operations	$1.30	$1.46	$2.93	$0.53	$(2.89)	$3.39
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.30)	$(0.17)	$(0.07)	$(0.04)	$(0.20)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.19)	$(1.38)	$(0.49)	$(0.49)	$(1.67)	$(1.23)
Net asset value, end of period (x)	$18.56	$18.45	$18.37	$15.93	$15.89	$20.45
Total return (%) (r)(s)(t)(x)	7.36(n)	8.55	18.64	3.25	(15.43)	18.96
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.95(a)	1.95	1.94	1.95	1.93	1.91
Expenses after expense reductions (f)	1.84(a)	1.84	1.83	1.85	1.84	1.84
Net investment income (loss)	1.43(a)	1.62	1.61	1.53	0.80	0.49
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$841	$1,671	$3,532	$6,176	$9,966	$17,638
Class C	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$18.04	$18.00	$15.63	$15.61	$20.12	$18.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.28	$0.25	$0.14	$0.10
Net realized and unrealized gain (loss)	1.13	1.16	2.59	0.26	(2.98)	3.24
Total from investment operations	$1.26	$1.44	$2.87	$0.51	$(2.84)	$3.34
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.32)	$(0.18)	$(0.07)	$(0.04)	$(0.20)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.21)	$(1.40)	$(0.50)	$(0.49)	$(1.67)	$(1.23)
Net asset value, end of period (x)	$18.09	$18.04	$18.00	$15.63	$15.61	$20.12
Total return (%) (r)(s)(t)(x)	7.29(n)	8.61	18.60	3.21	(15.43)	19.00
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.95(a)	1.95	1.94	1.95	1.93	1.91
Expenses after expense reductions (f)	1.84(a)	1.84	1.83	1.85	1.84	1.84
Net investment income (loss)	1.49(a)	1.64	1.62	1.55	0.81	0.49
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$23,189	$25,262	$31,918	$46,526	$67,989	$116,520

See Notes to Financial Statements

30

MFS Global Total Return Fund

Financial Highlights - continued

Class I	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$17.73	$17.73	$15.41	$15.37	$19.75	$17.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.45	$0.45	$0.42	$0.31	$0.29
Net realized and unrealized gain (loss)	1.10	1.13	2.56	0.24	(2.93)	3.19
Total from investment operations	$1.32	$1.58	$3.01	$0.66	$(2.62)	$3.48
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.50)	$(0.37)	$(0.20)	$(0.13)	$(0.40)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.30)	$(1.58)	$(0.69)	$(0.62)	$(1.76)	$(1.43)
Net asset value, end of period (x)	$17.75	$17.73	$17.73	$15.41	$15.37	$19.75
Total return (%) (r)(s)(t)(x)	7.82(n)	9.68	19.84	4.24	(14.59)	20.23
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.95	0.94	0.96	0.93	0.91
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.86	0.84	0.84
Net investment income (loss)	2.50(a)	2.64	2.62	2.56	1.83	1.49
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$359,542	$360,402	$383,645	$346,647	$420,715	$597,469
Class R1	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$17.85	$17.84	$15.51	$15.49	$19.98	$17.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.28	$0.26	$0.15	$0.10
Net realized and unrealized gain (loss)	1.11	1.14	2.57	0.26	(2.97)	3.22
Total from investment operations	$1.24	$1.42	$2.85	$0.52	$(2.82)	$3.32
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.33)	$(0.20)	$(0.08)	$(0.04)	$(0.21)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.21)	$(1.41)	$(0.52)	$(0.50)	$(1.67)	$(1.24)
Net asset value, end of period (x)	$17.88	$17.85	$17.84	$15.51	$15.49	$19.98
Total return (%) (r)(s)(t)(x)	7.27(n)	8.59	18.59	3.28	(15.43)	18.99
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.95(a)	1.95	1.94	1.96	1.93	1.91
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.86	1.84	1.84
Net investment income (loss)	1.50(a)	1.64	1.63	1.57	0.87	0.49
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$3,200	$2,956	$2,688	$2,347	$2,218	$2,432

See Notes to Financial Statements

31

MFS Global Total Return Fund

Financial Highlights - continued

Class R2	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$17.71	$17.70	$15.39	$15.36	$19.76	$17.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.36	$0.36	$0.33	$0.23	$0.19
Net realized and unrealized gain (loss)	1.10	1.14	2.55	0.26	(2.93)	3.19
Total from investment operations	$1.27	$1.50	$2.91	$0.59	$(2.70)	$3.38
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.41)	$(0.28)	$(0.14)	$(0.07)	$(0.30)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.25)	$(1.49)	$(0.60)	$(0.56)	$(1.70)	$(1.33)
Net asset value, end of period (x)	$17.73	$17.71	$17.70	$15.39	$15.36	$19.76
Total return (%) (r)(s)(t)(x)	7.55(n)	9.18	19.21	3.74	(14.98)	19.61
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.45(a)	1.45	1.44	1.46	1.43	1.41
Expenses after expense reductions (f)	1.34(a)	1.34	1.34	1.36	1.34	1.34
Net investment income (loss)	2.00(a)	2.14	2.12	2.06	1.35	0.99
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$2,970	$3,084	$4,054	$3,766	$4,022	$5,047
Class R3	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$17.93	$17.91	$15.57	$15.52	$19.92	$17.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.41	$0.37	$0.27	$0.24
Net realized and unrealized gain (loss)	1.12	1.15	2.58	0.26	(2.95)	3.21
Total from investment operations	$1.32	$1.56	$2.99	$0.63	$(2.68)	$3.45
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.46)	$(0.33)	$(0.16)	$(0.09)	$(0.35)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.28)	$(1.54)	$(0.65)	$(0.58)	$(1.72)	$(1.38)
Net asset value, end of period (x)	$17.97	$17.93	$17.91	$15.57	$15.52	$19.92
Total return (%) (r)(s)(t)(x)	7.70(n)	9.42	19.46	4.00	(14.78)	19.88
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.20(a)	1.20	1.19	1.20	1.18	1.16
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.10	1.09	1.09
Net investment income (loss)	2.22(a)	2.40	2.37	2.26	1.59	1.24
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$10,546	$13,014	$12,869	$11,988	$16,923	$19,529

See Notes to Financial Statements

32

MFS Global Total Return Fund

Financial Highlights - continued

Class R4	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$18.05	$18.02	$15.66	$15.60	$20.02	$17.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.46	$0.45	$0.43	$0.32	$0.29
Net realized and unrealized gain (loss)	1.13	1.15	2.60	0.25	(2.98)	3.23
Total from investment operations	$1.35	$1.61	$3.05	$0.68	$(2.66)	$3.52
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.50)	$(0.37)	$(0.20)	$(0.13)	$(0.40)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.30)	$(1.58)	$(0.69)	$(0.62)	$(1.76)	$(1.43)
Net asset value, end of period (x)	$18.10	$18.05	$18.02	$15.66	$15.60	$20.02
Total return (%) (r)(s)(t)(x)	7.85(n)	9.69	19.78	4.30	(14.59)	20.19
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.95	0.94	0.96	0.93	0.91
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.86	0.84	0.84
Net investment income (loss)	2.46(a)	2.64	2.61	2.59	1.88	1.50
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$2,109	$3,143	$3,688	$3,447	$5,018	$6,058
Class R6	Six months			Year ended
	ended

	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
	(unaudited)
Net asset value, beginning of period	$17.73	$17.73	$15.41	$15.37	$19.75	$17.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.47	$0.46	$0.43	$0.33	$0.31
Net realized and unrealized gain (loss)	1.11	1.12	2.57	0.25	(2.93)	3.18
Total from investment operations	$1.33	$1.59	$3.03	$0.68	$(2.60)	$3.49
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.51)	$(0.39)	$(0.22)	$(0.15)	$(0.42)
From net realized gain	(0.96)	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)

Total distributions declared to shareholders	$(1.31)	$(1.59)	$(0.71)	$(0.64)	$(1.78)	$(1.45)
Net asset value, end of period (x)	$17.75	$17.73	$17.73	$15.41	$15.37	$19.75
Total return (%) (r)(s)(t)(x)	7.87(n)	9.77	19.94	4.33	(14.50)	20.26
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.86	0.85	0.87	0.84	0.82
Expenses after expense reductions (f)	0.76(a)	0.75	0.75	0.77	0.75	0.75
Net investment income (loss)	2.58(a)	2.73	2.71	2.66	1.94	1.58
Portfolio turnover rate	33(n)	62	63	69	70	94
Net assets at end of period (000 omitted)	$203,699	$209,054	$227,804	$210,627	$212,487	$261,619

See Notes to Financial Statements

33

MFS Global Total Return Fund

Financial Highlights - continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(n)Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

34

MFS Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Balance Sheet Offsetting — The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Under the fund’s valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at

35

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2026 in valuing the fund’s assets and liabilities:

36

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$380,105,653	$—	$—	$380,105,653
United Kingdom	26,509,991	54,829,182	—	81,339,173
France	32,782,777	29,767,766	—	62,550,543
Japan	10,500,764	47,407,352	—	57,908,116
Switzerland	—	34,693,181	—	34,693,181
Italy	4,084,423	16,938,867	—	21,023,290
Netherlands	2,022,024	18,361,506	—	20,383,530
China	6,897,129	11,023,489	—	17,920,618
Germany	14,344,104	—	—	14,344,104
Other Countries	25,348,823	40,901,453	0	66,250,276
U.S. Treasury Bonds & U.S. Government
Agencies & Equivalents	—	45,153,922	—	45,153,922
Non - U.S. Sovereign Debt	—	202,490,899	—	202,490,899
Municipal Bonds	—	4,847,216	—	4,847,216
U.S. Corporate Bonds	—	70,515,450	—	70,515,450
Residential Mortgage-Backed Securities	—	52,261,894	—	52,261,894
Commercial Mortgage-Backed Securities	—	7,917,494	—	7,917,494
Asset-Backed Securities (including CDOs)	—	13,742,123	—	13,742,123
Foreign Bonds	—	63,416,302	—	63,416,302
Investment Companies	40,609,551	—	—	40,609,551
Total	$543,205,239	$714,268,096	$0	$1,257,473,335
Other Financial Instruments
Futures Contracts – Assets	$1,191,218	$—	$—	$1,191,218
Futures Contracts – Liabilities	(723,563)	—	—	(723,563)
Forward Foreign Currency Exchange
Contracts – Assets	—	876,626	—	876,626
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(712,357)	—	(712,357)
Swap Agreements – Assets	—	36,748	—	36,748
Swap Agreements – Liabilities	—	(2,579)	—	(2,579)

For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2025.

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:

37

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,191,218	$(723,563)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	876,626	(712,357)
Interest Rate	Cleared Swap Agreements	36,748	(2,579)
Total		$2,104,592	$(1,438,499)

(a)Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:

			Forward Foreign
			Currency	Unaffiliated Issuers
	Futures	Swap	Exchange	(Purchased	Written
Risk	Contracts	Agreements	Contracts	Options)	Options

Interest Rate	$(338,848)	$143,472	$—	$—	$—
Foreign Exchange	—	—	474,974	—	—
Credit	—	—	—	(328,111)	107,844
Total	$(338,848)	$143,472	$474,974	$(328,111)	$107,844

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:

			Forward Foreign
			Currency	Unaffiliated Issuers
	Futures	Swap	Exchange	(Purchased	Written
Risk	Contracts	Agreements	Contracts	Options)	Options

Interest Rate	$712,227	$28,516	$—	$—	$—
Foreign Exchange	—	—	460,635	—	—
Credit	—	—	—	88,597	(29,452)

Total	$712,227	$28,516	$460,635	$88,597	$(29,452)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

38

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

39

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

40

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into inflation swap agreements in order to manage its exposure to inflation risk. Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.

Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $17,024,120. The fair value of the fund’s investment securities on loan and a related liability of $13,756,128 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $3,897,512 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications — Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

41

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.

The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly — The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

42

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
10/31/25
Ordinary income (including any short-term capital gains)	$41,252,155
Long-term capital gains	70,708,735
Total distributions	$111,960,890
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$1,020,953,550
Gross appreciation	266,928,096
Gross depreciation	(30,408,311)
Net unrealized appreciation (depreciation)	$236,519,785
As of 10/31/25
Undistributed ordinary income	13,916,667
Undistributed long-term capital gain	66,246,150
Other temporary differences	(5,845)
Net unrealized appreciation (depreciation)	221,669,212

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months	Year
	ended	ended
	4/30/26	10/31/25

Class A	$43,856,511	$53,856,778
Class B	101,319	233,575
Class C	1,693,823	2,329,308
Class I	26,346,348	33,628,583
Class R1	200,600	217,397
Class R2	214,653	314,201
Class R3	920,039	1,105,459
Class R4	218,203	312,487
Class R6	15,199,964	19,963,102
Total	$88,751,460	$111,960,890

43

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $84,305, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.76% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.77%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this reduction amounted to $578,095, which is included in the reduction of total expenses in the Statement of Operations.

Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,306 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

44

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

Distribution Plan Fee Table:

			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
Class A	—	0.25%	0.25%	0.25%	$784,812
Class B	0.75%	0.25%	1.00%	1.00%	6,230
Class C	0.75%	0.25%	1.00%	1.00%	124,093
Class R1	0.75%	0.25%	1.00%	1.00%	15,323
Class R2	0.25%	0.25%	0.50%	0.50%	7,565
Class R3	—	0.25%	0.25%	0.25%	14,929
Total Distribution and Service Fees					$952,952

(d)In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2026, this rebate amounted to $176 and $1 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:

Amount
Class A	$4,114
Class B	334
Class C	342

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2026, the fee was $82,610, which equated to 0.0133% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $469,861.

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended April 30, 2026, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:

45

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

	Purchases	Sales
U.S. Government securities	$61,894,765	$54,033,083
Non-U.S. Government securities	340,050,719	418,646,355

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended		Year ended
	4/30/26		10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,693,304	$30,027,685	2,897,758	$50,117,433
Class B	—	—	208	3,554
Class C	143,284	2,573,415	195,415	3,455,841
Class I	1,940,195	33,957,022	2,819,569	48,208,134
Class R1	13,155	233,569	17,246	294,768
Class R2	7,260	126,478	22,410	379,602
Class R3	63,686	1,133,236	97,280	1,667,213
Class R4	5,459	96,861	15,418	264,434
Class R6	925,394	16,121,123	1,836,345	31,205,497
	4,791,737	$84,269,389	7,901,649	$135,596,476
Shares issued to shareholders
in reinvestment of distributions
Class A	2,325,857	$40,218,044	2,931,584	$49,367,385
Class B	5,697	101,289	13,604	233,541
Class C	93,406	1,619,734	133,246	2,242,765
Class I	1,387,315	23,573,815	1,809,185	30,000,942
Class R1	11,697	200,600	13,028	217,397
Class R2	11,578	196,731	17,808	294,366
Class R3	53,455	920,039	65,912	1,105,459
Class R4	12,516	216,801	18,478	311,521
Class R6	744,649	12,653,451	997,808	16,550,353
	4,646,170	$79,700,504	6,000,653	$100,323,729
Shares reacquired
Class A	(3,379,108)	$(60,108,928)	(6,766,643)	$(116,783,739)
Class B	(50,928)	(925,307)	(115,618)	(2,036,923)
Class C	(355,383)	(6,345,340)	(701,354)	(12,126,796)
Class I	(3,402,889)	(59,104,800)	(5,942,638)	(100,340,820)
Class R1	(11,546)	(206,058)	(15,384)	(255,120)
Class R2	(25,521)	(445,970)	(95,068)	(1,588,141)
Class R3	(256,155)	(4,494,485)	(155,911)	(2,674,386)
Class R4	(75,576)	(1,364,170)	(64,443)	(1,055,559)
Class R6	(1,987,147)	(34,959,407)	(3,893,458)	(66,463,823)

	(9,544,253)	$(167,954,465)	(17,750,517)	$(303,325,307)

46
MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

	Six months ended		Year ended
	4/30/26		10/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	640,053	$10,136,801	(937,301)	$(17,298,921)
Class B	(45,231)	(824,018)	(101,806)	(1,799,828)
Class C	(118,693)	(2,152,191)	(372,693)	(6,428,190)
Class I	(75,379)	(1,573,963)	(1,313,884)	(22,131,744)
Class R1	13,306	228,111	14,890	257,045
Class R2	(6,683)	(122,761)	(54,850)	(914,173)
Class R3	(139,014)	(2,441,210)	7,281	98,286
Class R4	(57,601)	(1,050,508)	(30,547)	(479,604)
Class R6	(317,104)	(6,184,833)	(1,059,305)	(18,707,973)

	(106,346)	$(3,984,572)	(3,848,215)	$(67,405,102)

Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $2,892 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:

Change in
Unrealized
				Realized	Appreciation
	Beginning		Sales	Gain	or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Institutional Money Market
Portfolio	$25,218,111	$239,992,600	$238,354,781	$(1,516)	$(991)	$26,853,423
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS Institutional Money Market Portfolio					$392,985	$—

(8) Russia and Ukraine Conflict

The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of

47

MFS Global Total Return Fund

Notes to Financial Statements (unaudited) - continued

those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

48

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS Global Total Return Fund.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS Global Total Return Fund.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Total Return Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not Applicable.

MFS Utilities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Fund
Portfolio of Investments − 4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Energy - Renewables – 1.9%
EDP Renovaveis S.A. (a)	2,552,753	$42,483,827
Orsted A.S. (a)	428,443	11,462,784
		$53,946,611
Utilities – 97.3%
Alliant Energy Corp.	1,058,345	$77,714,273
Ameren Corp.	950,410	108,014,096
American Electric Power Co., Inc.	1,001,960	137,378,736
American Water Works Co., Inc.	284,910	36,588,142
Atmos Energy Corp.	266,157	50,564,507
CenterPoint Energy, Inc.	502,686	21,942,244
Constellation Energy	629,928	197,167,464
Dominion Energy, Inc.	1,654,663	106,725,763
DTE Energy Co.	757,300	114,874,837
E.ON SE	928,092	20,576,030
Edison International	1,382,915	96,098,763
Enel S.p.A.	1,833,856	21,396,192
Energias de Portugal S.A.	5,118,015	27,889,379
Entergy Corp.	567,620	66,928,074
Eversource Energy	500,999	35,420,629
National Grid PLC	1,971,881	35,274,081
NextEra Energy, Inc.	3,836,295	375,496,555
NiSource, Inc.	1,210,844	58,459,548
OGE Energy Corp.	889,312	43,398,426
PG&E Corp.	9,476,784	157,504,150
Pinnacle West Capital Corp.	649,551	67,371,430
PPL Corp.	1,756,429	65,760,702
Public Service Enterprise Group, Inc.	1,081,536	88,318,230
RWE AG	818,790	59,561,099
Sempra	1,444,948	137,443,454
Southern Co.	1,074,008	103,856,574
Spire, Inc.	152,293	13,886,076
SSE PLC	1,708,364	61,394,173
United Utilities Group PLC	2,060,647	40,932,193
Veolia Environnement S.A.	363,925	15,394,140
Vistra Corp.	652,765	103,032,428
WEC Energy Group, Inc.	365,638	43,123,346
Xcel Energy, Inc.	1,824,279	151,323,943
		$2,740,809,677
Total Common Stocks (Identified Cost, $1,564,738,619)		$2,794,756,288
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $21,769,586)	21,769,389	$21,771,566
Other Assets, Less Liabilities – 0.0%		981,629
Net Assets – 100.0%		$2,817,509,483
MMUFS-SEM
1

MFS Utilities Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,771,566 and
$2,794,756,288, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	12,476,974	USD	14,674,402	HSBC Bank	7/17/2026	$18,718
GBP	337,980	USD	454,498	UBS AG	7/17/2026	5,294
USD	131,345,893	EUR	110,876,439	JPMorgan Chase Bank N.A.	7/17/2026	775,706
						$799,718
Liability Derivatives
USD	36,048,405	GBP	26,590,817	Barclays Bank PLC	7/17/2026	$(126,032)
USD	635,592	GBP	472,389	Goldman Sachs International	7/17/2026	(7,051)
USD	45,989,077	GBP	33,905,872	Merrill Lynch International	7/17/2026	(136,840)
USD	1,196,281	GBP	880,712	UBS AG	7/17/2026	(1,849)
						$(271,772)
See Notes to Financial Statements
2

MFS Utilities Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,564,738,619)	$2,794,756,288
Investments in affiliated issuers, at value (identified cost, $21,769,586)	21,771,566
Foreign currency, at value (identified cost, $9,326)	10,615
Receivables for
Forward foreign currency exchange contracts	799,718
Investments sold	2,927
Fund shares sold	1,499,592
Dividends	3,880,487
Other assets	53,942
Total assets	$2,822,775,135
Liabilities
Payables for
Forward foreign currency exchange contracts	$271,772
Investments purchased	1,843,737
Fund shares reacquired	2,097,565
Payable to affiliates
Investment adviser	88,510
Administrative services fee	2,093
Shareholder servicing costs	722,563
Distribution and service fees	30,628
Payable for independent Trustees' compensation	8,258
Accrued expenses and other liabilities	200,526
Total liabilities	$5,265,652
Net assets	$2,817,509,483
Net assets consist of
Paid-in capital	$1,521,965,340
Total distributable earnings (loss)	1,295,544,143
Net assets	$2,817,509,483
Shares of beneficial interest outstanding	101,814,588

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,830,263,615	66,233,481	$27.63
Class B	2,643,619	95,902	27.57
Class C	56,451,263	2,054,428	27.48
Class I	624,665,038	22,462,940	27.81
Class R1	5,386,343	197,306	27.30
Class R2	20,947,739	760,876	27.53
Class R3	155,514,570	5,633,023	27.61
Class R4	22,166,816	800,932	27.68
Class R6	99,470,480	3,575,700	27.82

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.32 [100 / 94.25 x $27.63]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
3

MFS Utilities Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$34,049,716
Dividends from affiliated issuers	387,780
Other	33,779
Income on securities loaned	2,893
Foreign taxes withheld	(191,096)
Total investment income	$34,283,072
Expenses
Management fee	$7,986,116
Distribution and service fees	2,722,043
Shareholder servicing costs	1,539,266
Administrative services fee	179,904
Independent Trustees' compensation	26,228
Custodian fee	100,733
Shareholder communications	56,441
Audit and tax fees	40,137
Legal fees	6,253
Miscellaneous	112,192
Total expenses	$12,769,313
Fees paid indirectly	(4,798)
Reduction of expenses by investment adviser and distributor	(181,898)
Net expenses	$12,582,617
Net investment income (loss)	$21,700,455
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$78,793,219
Affiliated issuers	(1,002)
Forward foreign currency exchange contracts	(3,231,267)
Foreign currency	131,748
Net realized gain (loss)	$75,692,698
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$159,801,271
Affiliated issuers	(501)
Forward foreign currency exchange contracts	(1,389,245)
Translation of assets and liabilities in foreign currencies	58,534
Net unrealized gain (loss)	$158,470,059
Net realized and unrealized gain (loss)	$234,162,757
Change in net assets from operations	$255,863,212
See Notes to Financial Statements
4

MFS Utilities Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$21,700,455	$51,660,191
Net realized gain (loss)	75,692,698	61,379,281
Net unrealized gain (loss)	158,470,059	168,729,620
Change in net assets from operations	$255,863,212	$281,769,092
Total distributions to shareholders	$(83,080,231)	$(93,027,834)
Change in net assets from fund share transactions	$(32,075,594)	$(202,925,743)
Total change in net assets	$140,707,387	$(14,184,485)
Net assets
At beginning of period	2,676,802,096	2,690,986,581
At end of period	$2,817,509,483	$2,676,802,096
See Notes to Financial Statements
5

MFS Utilities Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$25.97	$24.09	$19.74	$22.88	$24.45	$21.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.47	$0.45	$0.45	$0.41	$0.46
Net realized and unrealized gain (loss)	2.26	2.26	5.11	(1.61)	(0.48)	3.52
Total from investment operations	$2.46	$2.73	$5.56	$(1.16)	$(0.07)	$3.98
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.48)	$(0.46)	$(0.44)	$(0.44)	$(0.26)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.80)	$(0.85)	$(1.21)	$(1.98)	$(1.50)	$(1.18)
Net asset value, end of period (x)	$27.63	$25.97	$24.09	$19.74	$22.88	$24.45
Total return (%) (r)(s)(t)(x)	9.87 (n)	11.80	28.99	(6.06)	(0.50)	18.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01 (a)	1.02	1.01	1.03	1.00	1.00
Expenses after expense reductions (f)	0.99 (a)	1.00	1.00	1.02	0.99	0.99
Net investment income (loss)	1.58 (a)	1.99	2.09	2.04	1.72	1.98
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$1,830,264	$1,753,312	$1,749,244	$1,577,695	$1,861,665	$1,951,571

See Notes to Financial Statements
6

MFS Utilities Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$25.89	$23.99	$19.64	$22.75	$24.30	$21.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.30	$0.29	$0.24	$0.30
Net realized and unrealized gain (loss)	2.25	2.26	5.07	(1.60)	(0.49)	3.49
Total from investment operations	$2.37	$2.55	$5.37	$(1.31)	$(0.25)	$3.79
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.27)	$(0.26)	$(0.24)	$(0.10)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.69)	$(0.65)	$(1.02)	$(1.80)	$(1.30)	$(1.02)
Net asset value, end of period (x)	$27.57	$25.89	$23.99	$19.64	$22.75	$24.30
Total return (%) (r)(s)(t)(x)	9.50 (n)	10.95	28.05	(6.76)	(1.24)	18.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76 (a)	1.76	1.76	1.78	1.75	1.75
Expenses after expense reductions (f)	1.74 (a)	1.75	1.75	1.77	1.74	1.74
Net investment income (loss)	0.91 (a)	1.25	1.39	1.30	1.01	1.27
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$2,644	$4,271	$8,855	$15,416	$31,760	$49,750

Class C	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$25.82	$23.96	$19.63	$22.75	$24.30	$21.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29	$0.29	$0.28	$0.24	$0.30
Net realized and unrealized gain (loss)	2.26	2.24	5.08	(1.60)	(0.49)	3.49
Total from investment operations	$2.37	$2.53	$5.37	$(1.32)	$(0.25)	$3.79
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.29)	$(0.26)	$(0.24)	$(0.10)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.71)	$(0.67)	$(1.04)	$(1.80)	$(1.30)	$(1.02)
Net asset value, end of period (x)	$27.48	$25.82	$23.96	$19.63	$22.75	$24.30
Total return (%) (r)(s)(t)(x)	9.51 (n)	10.92	28.06	(6.77)	(1.23)	18.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76 (a)	1.77	1.76	1.78	1.75	1.75
Expenses after expense reductions (f)	1.74 (a)	1.75	1.75	1.77	1.74	1.74
Net investment income (loss)	0.83 (a)	1.24	1.36	1.29	1.00	1.28
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$56,451	$54,345	$60,007	$65,272	$104,022	$149,761

See Notes to Financial Statements
7

MFS Utilities Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$26.13	$24.24	$19.85	$23.00	$24.57	$21.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.53	$0.51	$0.51	$0.47	$0.53
Net realized and unrealized gain (loss)	2.28	2.27	5.14	(1.62)	(0.48)	3.54
Total from investment operations	$2.52	$2.80	$5.65	$(1.11)	$(0.01)	$4.07
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.54)	$(0.51)	$(0.50)	$(0.50)	$(0.32)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.84)	$(0.91)	$(1.26)	$(2.04)	$(1.56)	$(1.24)
Net asset value, end of period (x)	$27.81	$26.13	$24.24	$19.85	$23.00	$24.57
Total return (%) (r)(s)(t)(x)	10.03 (n)	12.05	29.35	(5.84)	(0.24)	19.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76 (a)	0.77	0.76	0.78	0.75	0.75
Expenses after expense reductions (f)	0.74 (a)	0.75	0.75	0.77	0.74	0.74
Net investment income (loss)	1.83 (a)	2.23	2.34	2.30	1.96	2.24
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$624,665	$569,881	$563,509	$541,544	$714,999	$687,188

Class R1	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$25.66	$23.82	$19.53	$22.65	$24.23	$21.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.29	$0.28	$0.28	$0.23	$0.28
Net realized and unrealized gain (loss)	2.25	2.23	5.06	(1.58)	(0.49)	3.51
Total from investment operations	$2.35	$2.52	$5.34	$(1.30)	$(0.26)	$3.79
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.30)	$(0.28)	$(0.26)	$(0.11)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.71)	$(0.68)	$(1.05)	$(1.82)	$(1.32)	$(1.03)
Net asset value, end of period (x)	$27.30	$25.66	$23.82	$19.53	$22.65	$24.23
Total return (%) (r)(s)(t)(x)	9.49 (n)	10.93	28.05	(6.75)	(1.27)	18.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76 (a)	1.76	1.76	1.78	1.75	1.75
Expenses after expense reductions (f)	1.74 (a)	1.75	1.75	1.77	1.74	1.74
Net investment income (loss)	0.81 (a)	1.25	1.33	1.29	0.96	1.23
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$5,386	$5,192	$4,727	$4,373	$5,243	$5,126

See Notes to Financial Statements
8

MFS Utilities Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$25.87	$24.00	$19.66	$22.80	$24.36	$21.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.41	$0.40	$0.40	$0.35	$0.41
Net realized and unrealized gain (loss)	2.26	2.25	5.09	(1.61)	(0.47)	3.50
Total from investment operations	$2.43	$2.66	$5.49	$(1.21)	$(0.12)	$3.91
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.42)	$(0.40)	$(0.39)	$(0.38)	$(0.21)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.77)	$(0.79)	$(1.15)	$(1.93)	$(1.44)	$(1.13)
Net asset value, end of period (x)	$27.53	$25.87	$24.00	$19.66	$22.80	$24.36
Total return (%) (r)(s)(t)(x)	9.77 (n)	11.50	28.71	(6.33)	(0.72)	18.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26 (a)	1.27	1.26	1.28	1.25	1.25
Expenses after expense reductions (f)	1.24 (a)	1.25	1.25	1.27	1.24	1.24
Net investment income (loss)	1.33 (a)	1.74	1.85	1.79	1.47	1.74
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$20,948	$20,297	$24,884	$29,316	$38,534	$41,968

Class R3	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$25.94	$24.07	$19.72	$22.86	$24.43	$21.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.47	$0.45	$0.45	$0.41	$0.47
Net realized and unrealized gain (loss)	2.27	2.25	5.11	(1.61)	(0.48)	3.51
Total from investment operations	$2.47	$2.72	$5.56	$(1.16)	$(0.07)	$3.98
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.48)	$(0.46)	$(0.44)	$(0.44)	$(0.26)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.80)	$(0.85)	$(1.21)	$(1.98)	$(1.50)	$(1.18)
Net asset value, end of period (x)	$27.61	$25.94	$24.07	$19.72	$22.86	$24.43
Total return (%) (r)(s)(t)(x)	9.92 (n)	11.76	29.01	(6.07)	(0.49)	18.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01 (a)	1.02	1.01	1.03	1.00	1.00
Expenses after expense reductions (f)	0.99 (a)	1.00	1.00	1.02	0.99	0.99
Net investment income (loss)	1.59 (a)	1.99	2.09	2.05	1.71	1.99
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$155,515	$156,292	$164,372	$162,193	$217,043	$201,006

See Notes to Financial Statements
9

MFS Utilities Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$26.01	$24.13	$19.77	$22.91	$24.48	$21.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.53	$0.51	$0.51	$0.48	$0.53
Net realized and unrealized gain (loss)	2.28	2.26	5.11	(1.61)	(0.49)	3.52
Total from investment operations	$2.51	$2.79	$5.62	$(1.10)	$(0.01)	$4.05
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.54)	$(0.51)	$(0.50)	$(0.50)	$(0.32)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.84)	$(0.91)	$(1.26)	$(2.04)	$(1.56)	$(1.24)
Net asset value, end of period (x)	$27.68	$26.01	$24.13	$19.77	$22.91	$24.48
Total return (%) (r)(s)(t)(x)	10.04 (n)	12.06	29.31	(5.81)	(0.24)	19.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76 (a)	0.77	0.76	0.78	0.75	0.75
Expenses after expense reductions (f)	0.74 (a)	0.75	0.75	0.77	0.74	0.74
Net investment income (loss)	1.81 (a)	2.24	2.34	2.29	1.98	2.25
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$22,167	$17,849	$18,453	$17,643	$23,369	$25,766

Class R6	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$26.14	$24.25	$19.85	$23.01	$24.58	$21.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.55	$0.52	$0.53	$0.49	$0.54
Net realized and unrealized gain (loss)	2.28	2.27	5.16	(1.63)	(0.48)	3.54
Total from investment operations	$2.53	$2.82	$5.68	$(1.10)	$0.01	$4.08
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.56)	$(0.53)	$(0.52)	$(0.52)	$(0.33)
From net realized gain	(0.55)	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.85)	$(0.93)	$(1.28)	$(2.06)	$(1.58)	$(1.25)
Net asset value, end of period (x)	$27.82	$26.14	$24.25	$19.85	$23.01	$24.58
Total return (%) (r)(s)(t)(x)	10.08 (n)	12.15	29.51	(5.79)	(0.15)	19.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67 (a)	0.68	0.67	0.69	0.66	0.66
Expenses after expense reductions (f)	0.65 (a)	0.66	0.66	0.68	0.65	0.65
Net investment income (loss)	1.92 (a)	2.32	2.41	2.40	2.04	2.29
Portfolio turnover rate	6 (n)	14	6	15	23	12
Net assets at end of period (000 omitted)	$99,470	$95,363	$96,936	$79,981	$91,255	$79,499

See Notes to Financial Statements
10

MFS Utilities Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Utilities Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, commodity prices, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
12

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,458,392,390	$—	$—	$2,458,392,390
United Kingdom	61,394,173	76,206,274	—	137,600,447
Germany	80,137,129	—	—	80,137,129
Portugal	70,373,206	—	—	70,373,206
Italy	—	21,396,192	—	21,396,192
France	—	15,394,140	—	15,394,140
Denmark	11,462,784	—	—	11,462,784
Investment Companies	21,771,566	—	—	21,771,566
Total	$2,703,531,248	$112,996,606	$—	$2,816,527,854

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$799,718	$—	$799,718
Forward Foreign Currency Exchange Contracts – Liabilities	—	(271,772)	—	(271,772)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
13

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$799,718	$(271,772)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(3,231,267)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,389,245)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
14

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
15

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$52,724,673
Long-term capital gains	40,303,161
Total distributions	$93,027,834
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$1,592,249,252
Gross appreciation	1,224,278,602
Gross depreciation	—
Net unrealized appreciation (depreciation)	$1,224,278,602
As of 10/31/25
Undistributed ordinary income	1,445,062
Undistributed long-term capital gain	56,392,853
Other temporary differences	77,333
Net unrealized appreciation (depreciation)	1,064,845,914
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
16

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/26	Year ended 10/31/25
Class A	$54,031,450	$60,028,577
Class B	106,174	198,556
Class C	1,478,305	1,593,931
Class I	18,408,620	20,607,795
Class R1	143,585	135,954
Class R2	602,155	735,083
Class R3	4,683,044	5,504,435
Class R4	571,785	680,184
Class R6	3,055,113	3,543,319
Total	$83,080,231	$93,027,834
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $181,297, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $51,806 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,174,144
Class B	0.75%	0.25%	1.00%	1.00%	17,101
Class C	0.75%	0.25%	1.00%	1.00%	266,536
Class R1	0.75%	0.25%	1.00%	1.00%	26,028
Class R2	0.25%	0.25%	0.50%	0.50%	49,983
Class R3	—	0.25%	0.25%	0.25%	188,251
Total Distribution and Service Fees					$2,722,043
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2026, this rebate amounted to $597 and $4 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:
Amount
Class A	$849
Class B	425
Class C	1,092
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2026, the fee was $294,682, which equated to 0.0221% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,244,584.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0135% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2026, this reimbursement amounted to $33,215, which is included in “Other” income in the Statement of Operations.
18

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $152,463,764 and $240,675,235, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,265,612	$33,040,414	2,748,126	$64,703,029
Class B	24	600	650	15,016
Class C	172,470	4,494,900	302,865	7,130,036
Class I	1,858,648	48,896,405	3,124,242	74,198,066
Class R1	41,355	1,092,467	64,772	1,519,527
Class R2	73,515	1,906,889	152,674	3,577,800
Class R3	379,202	10,015,377	808,628	19,130,606
Class R4	245,003	6,321,412	146,526	3,457,896
Class R6	474,408	12,540,452	978,840	23,594,486
	4,510,237	$118,308,916	8,327,323	$197,326,462
Shares issued to shareholders in reinvestment of distributions
Class A	2,063,408	$51,185,602	2,449,316	$56,705,511
Class B	4,308	106,139	8,654	198,523
Class C	58,683	1,444,704	67,672	1,554,812
Class I	667,567	16,678,622	798,864	18,615,381
Class R1	5,867	143,546	5,943	135,954
Class R2	24,335	600,965	31,849	733,730
Class R3	188,954	4,683,043	238,037	5,504,435
Class R4	20,753	515,550	26,914	623,889
Class R6	103,760	2,592,331	128,303	2,988,423
	3,137,635	$77,950,502	3,755,552	$87,060,658
Shares reacquired
Class A	(4,615,380)	$(120,061,079)	(10,278,026)	$(242,124,548)
Class B	(73,417)	(1,892,341)	(213,418)	(4,996,991)
Class C	(281,268)	(7,236,234)	(770,556)	(18,015,952)
Class I	(1,874,737)	(48,775,636)	(5,360,754)	(126,125,741)
Class R1	(52,261)	(1,360,159)	(66,790)	(1,599,600)
Class R2	(121,474)	(3,135,001)	(436,675)	(10,253,000)
Class R3	(959,514)	(24,862,543)	(1,850,653)	(43,857,296)
Class R4	(151,166)	(3,921,679)	(251,840)	(5,905,296)
Class R6	(651,046)	(17,090,340)	(1,456,489)	(34,434,439)
	(8,780,263)	$(228,335,012)	(20,685,201)	$(487,312,863)
19

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	(1,286,360)	$(35,835,063)	(5,080,584)	$(120,716,008)
Class B	(69,085)	(1,785,602)	(204,114)	(4,783,452)
Class C	(50,115)	(1,296,630)	(400,019)	(9,331,104)
Class I	651,478	16,799,391	(1,437,648)	(33,312,294)
Class R1	(5,039)	(124,146)	3,925	55,881
Class R2	(23,624)	(627,147)	(252,152)	(5,941,470)
Class R3	(391,358)	(10,164,123)	(803,988)	(19,222,255)
Class R4	114,590	2,915,283	(78,400)	(1,823,511)
Class R6	(72,878)	(1,957,557)	(349,346)	(7,851,530)
	(1,132,391)	$(32,075,594)	(8,602,326)	$(202,925,743)
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $5,864 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,918,644	$146,966,889	$147,112,464	$(1,002)	$(501)	$21,771,566

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$387,780	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
21

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 12, 2026

*  Print name and title of each signing officer under his or her signature.